UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST
 (Exact name of registrant as specified in charter)

1625 Broadway, Suite 2200, Denver, Colorado 80202
(Address of principal executive offices) (Zip code)

Tané Tyler
Westcore Trust
1625 Broadway, Suite 2200
Denver, Colorado 80202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end:  May 31

Date of reporting period: February 28

Item 1 - Schedule of Investments.

Westcore MIDCO Growth Fund
Statement of Investments, February 28, 2005 (Unaudited)
	Shares	Market Value
Common Stocks	96.01%
Basic Materials	3.02%
Chemicals	1.53%
Rohm & Haas Co.	61,200	2,948,004

Paper & Packaging	1.49%
Bowater Inc.	73,900	2,869,537

Total Basic Materials
(Cost $5,373,757)		5,817,541

Capital Goods	2.41%
Engineering & Construction	2.41%
Jacobs Engineering Group Inc.**	82,800	4,635,144

Total Capital Goods
(Cost $3,353,798)		4,635,144

Consumer Cyclical	20.27%
Automotive	2.27%
Autoliv Inc.	42,400	2,117,456
Gentex Corp.	66,500	2,255,015
		4,372,471

Consumer Products	2.90%
Helen of Troy Corp. Ltd.**	59,000	1,671,470
Mohawk Industries Inc.**	43,500	3,903,690
		5,575,160

Hotel - Restaurant - Leisure	7.66%
International Game Technology	98,400	2,997,264
Royal Caribbean Cruises Ltd.	72,600	3,430,350
Starwood Hotels & Resorts Worldwide Inc.	50,300	2,879,172
Wendy's International Inc.	74,400	2,816,040
Wynn Resorts Ltd.**	36,800	2,633,776
		14,756,602

Media - Publishing - Cable	4.31%
Activision Inc.**	114,000	2,492,040
Getty Images Inc.**	42,800	3,053,352
XM Satellite Radio Holdings Inc.**	83,500	2,752,160
		8,297,552

Retail	3.13%
Bed Bath & Beyond Inc.**	77,200	2,896,544
Ross Stores Inc.	111,500	3,122,000
		6,018,544

Total Consumer Cyclical
(Cost $32,187,370)		39,020,329

Consumer Staples	4.90%
Food, Beverages & Tobacco	3.65%
Constellation Brands Inc.**	83,300	4,459,049
McCormick & Co. Inc.	67,700	2,571,923
		7,030,972

Household Products	1.25%
Estee Lauder Companies Inc.	54,800	2,410,104

Total Consumer Staples
(Cost $6,083,985)		9,441,076

Credit Sensitive	9.28%
Banks	2.93%
State Street Corp.	61,600	2,701,160
Zions Bancorporation	44,500	2,941,450
		5,642,610

Financial Services	3.50%
Eaton Vance Corp.	109,400	2,949,424
T Rowe Price Group Inc.	61,900	3,800,041
		6,749,465

Insurance	2.85%
Ambac Financial Group Inc.	40,350	3,138,423
HCC Insurance Holdings Inc.	62,600	2,347,500
		5,485,923

Total Credit Sensitive
(Cost $13,608,436)		17,877,998

Energy	5.37%
Energy Equipment & Services	3.63%
Nabors Industries Inc.**	72,600	4,167,240
Noble Corp.	49,300	2,813,551
		6,980,791

Energy Producers	1.74%
Apache Corp.	53,394	3,357,415

Total Energy
(Cost $4,368,622)		10,338,206

Healthcare	18.96%
Biotechnology	5.01%
Abgenix Inc.**	229,000	1,891,540
Amylin Pharmaceuticals Inc.**	90,500	1,938,510
Neurocrine Biosciences Inc.**	47,600	1,905,428
OSI Pharmaceuticals Inc.**	63,300	3,458,079
Vicuron Pharmaceuticals Inc.**	26,700	463,245
		9,656,802

Drugs & Healthcare Products	8.29%
Barr Pharmaceuticals Inc.**	53,600	2,558,864
Cephalon Inc.**	59,800	2,934,386
Endo Pharmaceuticals Holdings Inc.**	172,800	3,893,184
Kinetic Concepts Inc.**	27,200	1,774,256
Martek Biosciences Corp.**	44,800	3,001,600
St. Jude Medical Inc.**	45,900	1,794,690
		15,956,980

Healthcare Services	5.66%
Covance Inc.**	86,500	3,780,915
DaVita Inc.**	95,700	4,042,368
PacifiCare Health Systems Inc.**	48,400	3,072,432
		10,895,715
Total Healthcare
(Cost $32,082,681)		36,509,497

Services	7.73%
Business Services	6.81%
Certegy Inc.	114,800	4,090,324
ChoicePoint Inc.**	62,600	2,522,780
Cintas Corp.	89,150	3,902,987
DST Systems Inc.**	54,800	2,602,452
		13,118,543

Consumer Services	0.92%
Strayer Education Inc.	16,700	1,766,359

Total Services
(Cost $12,326,490)		14,884,902

Technology	24.07%
Computer Hardware	0.96%
Avid Technology Inc.**	52,500	3,512,250
Tech Data Corp.**	45,400	1,860,946
		5,373,196

Computer Services & Software	9.12%
Intuit Inc.**	62,300	2,666,440
Macromedia Inc.**	90,100	3,053,489
Macrovision Corp.**	106,500	2,582,625
Quest Software Inc.**	150,100	2,036,857
RSA Security Inc.**	134,700	2,200,998
Tibco Software Inc.**	277,300	2,706,448
VeriSign Inc.**	84,800	2,325,216
		17,572,073

Electronics	7.61%
Altera Corp.**	149,600	3,102,704
ATI Technologies Inc.**	160,900	2,822,186
Integrated Circuit Systems Inc.**	85,200	1,719,336
Intersil Corp.	197,000	3,321,420
Microchip Technology Inc.	74,350	2,041,651
Photronics Inc.**	88,500	1,644,330
		14,651,627

Telecommunications	4.55%
Ciena Corp.**	550,200	1,089,396
Harris Corp.	47,000	3,134,900
Level 3 Communications Inc.**	765,400	1,783,382
Scientific Atlanta Inc.	89,500	2,765,550
		8,773,228

Total Technology
(Cost $42,820,600)		46,370,124

Total Common Stocks
(Cost $152,205,739)		184,894,817

Mutual Funds	7.71%
Barclays Prime Money Market Fund	5,972,029	5,972,029
Goldman Sachs Financial Square Prime Obligations Fund -FST Shares	8,866,915	8,866,915
		14,838,944
Total Mutual Funds
(Cost $14,838,944)		14,838,944

Total Investments
(Cost $167,044,683)	103.72%	$ 199,733,761
Liabilities in Excess of Other Assets	(3.72%)	(7,159,132)

Net Assets	100.00%	$ 192,574,629

See Legend and Notes to Statements of Investments

Westcore Growth Fund
Statement of Investments, February 28, 2005 (Unaudited)
	Shares	Market Value
Common Stocks	98.66%
Basic Materials	6.50%
Chemicals	3.20%
Huntsman Corp.**	62,677	1,790,055
Praxair Inc.	63,640	2,852,981
		4,643,036
Metals	1.60%
Phelps Dodge Corp.	21,820	2,322,739

Multi-Industry	1.70%
Tyco International Ltd.	73,470	2,459,776

Total Basic Materials
(Cost $8,595,706)		9,425,551

Capital Goods	7.56%
Electrical Equipment	4.43%
Ametek Inc.	71,740	2,750,512
General Electric Co.	104,400	3,674,880
		6,425,392

Other Capital Goods	3.13%
Danaher Corp.	44,390	2,404,606
ITT Industries Inc.	24,260	2,133,667
		4,538,273
Total Capital Goods
(Cost $9,931,452)		10,963,665

Consumer Cyclical	17.37%
Hotel - Restaurant - Leisure	3.30%
Starbucks Corp. **	43,175	2,236,897
Wynn Resorts Ltd.**	35,470	2,538,588
		4,775,485

Media, Publishing & Cable	10.35%
Comcast Corp.**	65,800	2,141,790
McGraw Hill Companies	21,735	1,996,360
The News Corporation Ltd.	85,680	1,425,715
Time Warner Inc.**	150,840	2,598,973
Univision Communications Inc. - Class A**	39,500	1,042,405
Viacom Inc.	60,530	2,112,497
XM Satellite Radio Holdings Inc.**	111,890	3,687,894
		15,005,634

Retail	3.72%
Best Buy Inc.	24,505	1,323,760
Nordstrom Inc.	48,990	2,633,702
PETCO Animal Supplies**	40,580	1,438,155
		5,395,617

Total Consumer Cyclical
(Cost $23,606,946)		25,176,736

Consumer Staples	1.12%
Retail Food & Drug	1.12%
Walgreen Co.	37,830	1,620,259

Total Consumer Staples
(Cost $1,378,039)		1,620,259

Credit Sensitive	10.22%
Banks	1.46%
Citigroup Inc.	44,220	2,110,178

Financial Services	7.50%
Charles Schwab Corp.	136,350	1,431,675
Franklin Resources Inc.	38,330	2,690,383
JP Morgan Chase & Co.	34,780	1,271,209
Merril Lynch & Co., Inc.	35,370	2,071,975
Morgan Stanley & Co.	35,100	1,982,097
T. Rowe Price Group Inc.	23,090	1,417,495
		10,864,834

Insurance	1.26%
Prudential Financial Group Inc.	32,150	1,832,550

Total Credit Sensitive
(Cost $13,937,099)		14,807,562

Energy	6.64%
Energy Equipment & Services	5.73%
Nabors Industries Inc.**	45,970	2,638,678
Schlumberger Ltd.	35,160	2,652,822
Transocean Inc.**	62,180	3,014,486
		8,305,986

Energy Producers	0.91%
Exxon Mobil Corp.	20,800	1,316,848

Total Energy
(Cost $7,237,282)		9,622,834

Healthcare	19.27%
Biotechnology	6.09%
Amgen Inc.**	81,330	5,010,741
Biogen Idec Inc.**	40,470	1,564,166
Genentech Inc.**	47,830	2,257,576
		8,832,483

Drugs & Healthcare Products	8.37%
Baxter International Inc.	91,560	3,265,030
Hospira Inc.**	48,450	1,434,120
Johnson & Johnson	66,370	4,353,872
Pfizer Inc.	51,620	1,357,090
Teva Pharmaceutical Industries Ltd.	57,100	1,719,281
		12,129,393

Healthcare Services	4.81%
Caremark Rx Inc.**	75,510	2,890,523
United Health Group Inc.	27,010	2,462,232
WellPoint Inc.**	13,310	1,624,619
		6,977,374
Total Healthcare
(Cost $27,286,745)		27,939,250

Technology	29.98%
Computer Hardware	1.91%
Dell Inc.**	69,060	2,768,615

Computer Services & Software	7.36%
Affiliated Computer Services **	21,280	1,100,176
eBay Inc. **	66,200	2,836,008
Microsoft Corp.	117,800	2,966,204
Oracle Corp.**	291,290	3,760,554
		10,662,942

Electronics	8.89%
Advanced Micro Devices Inc.**	114,810	2,003,435
Applied Materials Inc.**	186,000	3,255,000
Intel Corp.	82,390	1,975,712
Linear Technology Corp.	40,230	1,571,384
Texas Instruments Inc.	154,010	4,076,645
		12,882,175

Networking	1.61%
Cisco Systems Inc.**	134,150	2,336,893

Telecommunications	10.21%
America Movil SA ADS	45,540	2,673,198
Corning Inc.**	257,820	2,957,195
Mobile TeleSystems	38,490	1,543,064
Nokia Corp. (9)	173,995	2,808,279
QUALCOMM Inc.	94,415	3,409,326
Research In Motion Ltd.**	21,370	1,412,771
		14,803,833
Total Technology
(Cost $42,164,026)		43,454,458

Total Common Stocks
(Cost $134,137,294)		143,010,315

Mutual Funds	0.89%
Goldman Sachs Financial Square Prime Obligations -FST Shares	1,285,658	1,285,658

Total Mutual Funds
(Cost $1,285,658)		1,285,658

Total Investments	99.55%	$144,295,973
(Cost $135,422,952)
Liabilities in Excess of Other Assets	0.45%	655,159
Net Assets	100.00%	$144,951,132

See Legend and Notes to Statements of Investments

Westcore Select Fund
Statement of Investments, February 28, 2005 (Unaudited)
	Shares	Market Value
Common Stocks	85.87%
Capital Goods	5.62%
Engineering & Construction	5.62%
Jacobs Engineering Group Inc.**	9,800	548,604

Total Capital Goods
(Cost $408,441)		548,604

Consumer Cyclical	13.04%
Consumer Products	4.88%
Mohawk Industries Inc.**	5,300	475,622

Hotel - Restaurant - Leisure	4.21%
Royal Caribbean Cruises Ltd.	8,700	411,075

Media, Publishing & Cable	3.95%
XM Satellite Radio Holdings Inc.**	11,700	385,632

Total Consumer Cyclical
(Cost $812,796)		1,272,329

Consumer Staples	5.60%
Food, Beverages & Tobacco	5.60%
Constellation Brands Inc. - Class A**	10,200	546,006

Total Consumer Staples
(Cost $366,819)		546,006

Credit Sensitive	4.72%
Financial Services	4.72%
T Rowe Price Group	7,500	460,425

Total Credit Sensitive
(Cost $385,408)		460,425

Energy	5.86%
Energy Producers	5.86%
Apache Corp.	9,100	572,208

Total Energy
(Cost $323,043)		572,208

Healthcare	25.39%
Biotechnology	3.64%
OSI Pharmaceuticals Inc.**	6,500	355,095

Drug & Healthcare Products	5.47%
Endo Pharmaceuticals**	23,700	533,961

Healthcare Services	16.28%
Covance Inc.**	12,300	537,633
DaVita Inc.**	12,400	523,776
PacifiCare Health Systems Inc.**	8,300	526,884
		1,588,293

Total Healthcare
(Cost $2,064,332)		2,477,349

Services	9.40%
Business Services	9.40%
Certegy Inc.	13,400	477,442
ChoicePoint Inc.**	10,900	439,270
		916,712

Total Services
(Cost $893,047)		916,712

Technology	16.24%
Computer Services & Software	3.89%
RSA Security Inc.**	23,200	379,088

Electronics	4.40%
ATI Technologies Inc.**	24,500	429,730

Telecommunications	7.95%
Scientific Atlanta Inc.	14,600	451,140
Level 3 Communications**	139,400	324,802
		775,942
Total Technology
(Cost $1,729,106)		1,584,760

Total Common Stocks
(Cost $6,982,992)		8,378,393

Mutual Funds	9.28%
Barclays Prime Money Market Fund	452,850	452,850
Goldman Sachs Financial Square Prime
Obligations Fund - FST Shares	452,850	452,850

Total Mutual Funds
(Cost $905,700)		905,700

Total Investments
(Cost $7,888,692)	95.15%	$ 9,284,093

Other Assets in Excess of Liabilities	4.85%	472,783
Net Assets	100.00%	$ 9,756,876

See Legend and Notes to Statements of Investments

Westcore International Frontier Fund
Statement of Investments, February 28, 2005 (Unaudited)
	Shares	Market Value
Common Stocks	90.75%
Commercial Services	6.36%
Advertising - Marketing Services	3.04%
Eniro AB (Sweden)**	58,343	682,304

Miscellaneous Commercial Services	3.32%
Savills Plc (United Kingdom)	19,600	212,859
Techem AG (Germany)**	12,300	533,763
		746,622

Total Commercial Services		1,428,926
(Cost $804,227)

Communications	1.83%
Specialty Telecommunications	1.83%
Genesys S.A. (France)**	186,500	409,971

Total Communications		409,971
(Cost $559,819)

Consumer Durables	5.64%
Home Furnishings	3.05%
Hunter Douglas NV (Netherlands)	12,770	685,723

Recreational Products	2.59%
Zapf Creation AG (Germany)	31,550	580,739

Total Consumer Durables		1,266,462
(Cost $1,249,846)

Consumer Non-Durables	2.51%
Household - Personal Care	2.51%
McBride Plc (United Kingdom)	184,005	562,714

Total Consumer Non-Durables		562,714
(Cost $173,048)

Consumer Services	16.17%
Broadcasting	4.34%
SBS Broadcasting SA (Luxembourg)**	22,881	974,731

Movies - Entertainment	2.13%
Hit Entertainment Plc (United Kingdom)	99,200	478,601

Other Consumer Services	3.23%
Trader Classified Media NV (Netherlands)	47,100	726,007

Publishing - Books - Magazines	3.67%
Taylor & Francis Group Plc (United Kingdom)	101,926	823,832

Publishing - Newspapers	2.80%
Independent News & Media Plc (Ireland)	203,600	628,204

Total Consumer Services		3,631,375
(Cost $2,447,139)

Distribution Services	2.84%
Wholesale Distributors	2.84%
Misumi Corp. (Japan)	20,100	638,309

Total Distribution Services		638,309
(Cost $561,819)

Electronic Technology	21.39%
Computer Peripherals	3.09%
Lectra SA (France)	95,050	694,797

Electronic Equipment - Instruments	6.43%
GSI Lumonics Inc. (Canada)**	42,448	362,506
Japan Cash Machine Co. Ltd. (Japan)	20,450	627,907
Optex Co. Ltd. (Japan)	17,600	452,858
		1,443,271

Semiconductors	8.84%
Elmos Semiconductor AG (Germany)	39,955	682,539
Melexis NV (Belgium)**	26,600	335,340
SEZ Holding AG (Switzerland)**	19,540	582,128
Zarlink Semiconductor Inc. (Canada)**	210,110	384,992
		1,984,999

Telecommunications Equipment	3.03%
VTECH Holdings Ltd. (Hong Kong)	455,300	680,127

Total Electronic Technology		4,803,194
(Cost $4,380,144)

Health Technology	5.86%
Medical Specialties	5.86%
Elekta AB (Sweden)**	21,012	695,721
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	270,090	603,081
Nakanishi Inc. (Japan)	200	15,974
		1,314,776

Total Health Technology		1,314,776
(Cost $669,042)

Industrial Services	3.54%
Oilfield Services - Equipment	3.54%
ProSafe ASA (Norway)	24,224	795,790

Total Industrial Services		795,790
(Cost $476,932)

Process Industries	7.02%
Agricultural Commodities - Milling	2.33%
Global Bio-Chem Technology Group Company Ltd. (Hong Kong)	747,800	522,575
Global Bio-Chem Technology Group Company Ltd. - Warrants (Hong Kong)**	5,250	262
		522,837

Chemicals: Major Diversified	1.98%
Victrex Plc (United Kingdom)	56,630	444,658

Containers - Packaging	0.34%
Goodpack Ltd. (Singapore)	99,500	76,680

Industrial Specialities	2.37%
SGL Carbon AG (Germany)**	34,600	531,497

Total Process Industries		1,575,672
(Cost $1,353,449)

Producer Manufacturing	15.14%
Auto Parts EOM	0.00%
Ion Ltd. (Australia)(6) (7)	427,564	0

Electrical Products	2.76%
Pfeiffer Vacuum Technology AG (Germany)	12,110	619,813

Industrial Machinery	6.06%
Interpump Group SpA (Italy)	126,700	736,560
Munters AB (Sweden)	22,456	623,714
		1,360,274

Office Equipment - Supplies	2.73%
Neopost (France)	7,360	614,511

Trucks - Construction - Farm Machinery	3.59%
Pinguely-Haulotte (France)	83,900	805,502

Total Producer Manufacturing		3,400,100
(Cost $2,792,867)

Transportation	2.45%
Other Transportation	2.45%
Comfort DelGro Corp. Ltd. (Singapore)	534,400	550,214

Total Transportation		550,214
(Cost $529,031)

Total Common Stocks		20,377,503
(Cost $15,997,363)

Mutual Funds	9.25%
Barclays Prime Money Market Fund	1,038,550	1,038,550
Goldman Sachs Financial Square Prime
Obligations Fund - FST Shares	1,038,550	1,038,550

Total Mutual Funds
(Cost $2,077,099)		2,077,100

Total Investments
(Cost $18,074,463)	100.00%	$22,454,603

Liabilities in Excess of Other Assets	(0.00%)*	($261)

Net Assets	100.00%	$22,454,342

See Legend and Notes to Statements of Investments

Westcore International Frontier Fund

Country Breakdown as of February 28, 2005

Country	Market Value	%
Belgium	335,340	1.49%
Canada	747,498	3.33%
France	2,524,781	11.25%
Germany	2,948,351	13.13%
Hong Kong	1,202,964	5.36%
Ireland	628,204	2.80%
Italy	736,560	3.28%
Japan	1,735,048	7.73%
Luxembourg	974,731	4.34%
Netherlands	1,411,730	6.29%
New Zealand	603,081	2.69%
Norway	795,790	3.54%
Singapore	626,894	2.79%
Sweden	2,001,739	8.91%
Switzerland	582,128	2.59%
United Kingdom	2,522,664	11.23%
Cash Equivalents and
Net Other Assets	2,076,839	9.25%
	$ 22,454,342	100%

Westcore Blue Chip Fund
Statement of Investments, February 28, 2005 (Unaudited)
	Shares	Market Value
Common Stock	99.19%
Basic Materials	2.90%
Chemicals	1.17%
Du Pont (EI) De Nemours	13,500	719,550

Forestry & Paper	0.93%
Bowater Inc.	14,600	566,918

Other Materials (Rubber & Plastic)	0.80%
Vulcan Materials Co.	8,500	491,810

Total Basic Materials
(Cost $1,377,442)		1,778,278

Capital Goods	5.79%
Aerospace & Defense	3.13%
Boeing Co.	12,000	659,640
General Dynamics Corp.	6,400	674,240
Raytheon Co.	15,300	585,072
		1,918,952

Electrical Equipment	1.49%
General Electrical Co.	26,000	915,200

Industrial Products	1.17%
Parker Hannifin Corp.	10,900	717,220

Total Capital Goods
(Cost $2,566,487)		3,551,372

Commercial Services	2.77%
IT Services	2.77%
Computer Sciences Corp.**	22,000	1,017,060
Electronic Data Systems Corp.	32,000	681,600
		1,698,660
Total Commercial Services
(Cost $1,461,717)		1,698,660

Communications	2.17%
Telecomm Equipment & Solutions	2.17%
Nokia Corp.	82,500	1,331,550

Total Communications
(Cost $1,124,289)		1,331,550

Consumer Cyclical	14.27%
Apparel & Footwear Manufacturing	0.72%
Jones Apparel Group Inc.	14,000	444,780

Clothing & Accessories	2.87%
TJX Companies Inc.	72,100	1,760,682

General Merchandise	2.64%
BJ's Wholesale Club Inc.**	16,000	489,120
Target Corp.	22,200	1,128,204
		1,617,324

Hotels & Gaming	1.33%
Starwood Hotels & Resorts Worldwide Inc.	14,300	818,532

Other Consumer Services	0.97%
Cendant Corp.	26,900	595,028

Publishing & Media	3.56%
Dow Jones & Company Inc.	8,200	304,220
Time Warner Inc.**	30,000	516,900
Viacom Inc. - Class B	13,900	485,110
Walt Disney Co.	31,300	874,522
		2,180,752

Recreation & Leisure	0.68%
Mattel Inc.	20,000	418,400

Restaurants	1.50%
Darden Restaurants Inc.	34,400	921,920

Total Consumer Cyclical
(Cost $6,755,794)		8,757,418

Consumer Staples	6.36%
Food & Agricultural Products	4.69%
Archer Daniels Midland Co.	34,800	838,680
Bunge Ltd.	14,600	798,766
Kraft Foods Inc.	37,000	1,237,650
		2,875,096

Home Products	1.67%
Colgate Palmolive Co.	19,400	1,026,648

Total Consumer Staples
(Cost $3,201,154)		3,901,744

Energy	11.05%
Exploration & Production	3.86%
Occidental Petroleum Corp.	33,700	2,368,099

Integrated Oils	4.19%
BP PLC	8,280	537,538
Marathon Oil Corp.	31,800	1,505,412
Suncor Energy Inc.	13,400	523,270
		2,566,220

Oil Services	3.00%
Transocean Inc.**	38,000	1,842,240

Total Energy
(Cost $4,269,543)		6,776,559

Financials	20.92%
Integrated Financial Services	3.12%
Citigroup Inc.	40,166	1,916,722

Money Center Banks	0.91%
Bank of America Corp.	12,000	559,800

Property Casualty Insurance	2.09%
Allstate Corp.	12,700	681,736
American International Group Inc.	9,000	601,200
		1,282,936

Regional Banks	2.61%
US Bancorp	17,800	529,550
Wachovia Corp.	20,200	1,070,802
		1,600,352

Securities & Asset Management	5.90%
Goldman Sachs Group Inc.	5,700	620,160
Merrill Lynch & Company Inc.	28,600	1,675,388
Morgan Stanley & Co.	23,400	1,321,398
		3,616,946

Specialty Finance	5.42%
Countrywide Financial Corp.	25,900	900,025
Freddie Mac	19,500	1,209,000
MBNA Corp.	48,000	1,217,760
		3,326,785

Thrifts	0.87%
Washington Mutual Inc.	12,700	532,892

Total Financials
(Cost $11,642,762)		12,836,433

Medical - Healthcare	22.36%
Healthcare Services	5.88%
Medco Health Solutions Inc.**	14,844	659,370
Pacificare Health Systems Inc.**	46,400	2,945,472
		3,604,842

Medical Technology	1.63%
Medtronics Inc.	19,200	1,000,704

Pharmaceuticals	14.85%
Abbott Laboratories	39,300	1,807,407
Amgen Inc.**	30,500	1,879,105
Barr Pharmaceuticals Inc.**	23,500	1,121,890
Pfizer Inc.	62,160	1,634,186
Schering-Plough Corp.	30,000	568,500
Teva Pharmaceutical Industries Ltd.	69,700	2,098,667
		9,109,755

Total Medical - Healthcare
(Cost $11,876,057)		13,715,301

Technology	8.51%
Computer Software	3.89%
Microsoft Corp.	71,000	1,787,780
Verisign Inc.**	21,800	597,756
		2,385,536

PC's & Servers	1.24%
Hewlett-Packard Co.	36,500	759,200

Semiconductors	3.38%
Altera Corp.**	47,500	985,150
Intel Corp.	45,400	1,088,692
		2,073,842

Total Technology
(Cost $5,048,600)		5,218,578

Transportation	2.09%
Railroads	2.09%
Norfolk Southern	35,800	1,284,862

Total Transportation
(Cost $1,280,339)		1,284,862

Total Common Stocks
(Cost $50,604,184)		60,850,755

Mutual Funds	0.57%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares	351,462	351,462

Total Mutual Funds
(Cost $351,462)		351,462

Total Investments
(Cost $50,955,646)	99.76%	$61,202,217
Other Assets in Excess of Liabilities	0.24%	148,923

Net Assets	100.00%	$61,351,140

See Legend and Notes to Statements of Investments

Westcore Mid-Cap Value Fund
Statement of Investments, February 28, 2005 (Unaudited)
	Shares	Market Value
Common Stocks	96.01%
Basic Materials	5.96%
Forestry & Paper	0.89%
Bowater Inc.	6,350	246,571

Other Materials (Rubber & Plastic)	5.07%
Crown Holdings Inc.**	55,100	906,395
Pactiv Corp.**	22,200	501,942
		1,408,337

Total Basic Materials
(Cost $1,285,832)		1,654,908

Capital Goods	1.34%
Industrial Products	1.34%
Parker Hannifin Corp.	5,650	371,770

Total Capital Goods
(Cost $285,286)		371,770

Commercial Services	7.29%
Business Products & Services	1.88%
Banta Corp.	11,900	523,124

Distributors & Wholesalers	1.88%
Aramark Worldwide Corp. - Class B	18,600	521,358

Environmental - Pollution Control	1.23%
Waste Connections Inc.**	10,050	342,504

IT Services	2.30%
Computer Sciences Corp.**	13,800	637,974

Total Commercial Services
(Cost $1,893,732)		2,024,960

Communications	0.63%
ISPs - Internet Portals	0.63%
United Online Inc.**	16,100	174,685

Total Communications
(Cost $178,897)		174,685

Consumer Cyclical	16.91%
Clothing & Accessories	4.66%
Foot Locker Inc.	26,700	728,910
TJX Companies Inc.	23,200	566,544
		1,295,454

Department Stores	0.95%
Federated Department Stores Inc.	4,700	265,315

Hotels & Gaming	3.15%
Starwood Hotels & Resorts Worldwide Inc.	15,300	875,772

Motor Vehicle Parts	1.76%
Cooper Tire & Rubber Co.	25,300	489,555

Recreation & Leisure	1.16%
Mattel Inc.	15,400	322,168

Restaurants	3.32%
Brinker International Inc.**	13,600	514,896
Darden Restaurants Inc.	15,200	407,360
		922,256

Specialty Retail	1.91%
Office Depot Inc.**	27,500	529,375

Total Consumer Cyclicals
(Cost $4,162,612)		4,699,895

Consumer Staples	4.99%
Food & Agricultural Products	4.99%
Archer Daniels Midland Co.	31,700	763,970
Bunge Ltd.	11,400	623,694
		1,387,664

Total Consumer Staples
(Cost $904,713)		1,387,664

Energy	7.09%
Exploration & Production	3.52%
Denbury Resources Inc.**	13,400	455,198
XTO Energy Inc.	11,500	523,480
		978,678

Integrated Oils	3.57%
Marathon Oil Corp.	14,000	662,760
Suncor Energy Inc.	8,400	328,020
		990,780

Total Energy
(Cost $1,314,774)		1,969,458

Financials	19.75%
Life & Health Insurance	2.51%
Nationwide Financial Services Inc.	7,300	268,640
Protective Life Corp.	10,700	427,572
		696,212

Other Banks	1.99%
Colonial BancGroup Inc.	27,200	554,064

Property Casualty Insurance	8.16%
AMBAC Financial Group Inc.	4,600	357,788
Assured Guaranty Ltd.	29,800	564,412
First American Financial Corp.	8,700	317,985
PartnerRe Ltd.	9,200	576,380
Radian Group Inc.	9,300	449,469
		2,266,034

Regional Banks	3.43%
Marshall & Ilsley Corp.	9,600	388,704
Unionbancal Corp.	9,100	563,290
		951,994

Securities & Asset Management	1.99%
Affiliated Managers Group Inc.**	8,550	553,698

Specialty Finance	1.67%
American Capital Strategies Ltd.	13,400	464,980

Total Financials
(Cost $4,924,720)		5,486,982

Medical - Healthcare	10.67%
Healthcare Services	9.04%
Aetna Inc.	7,900	1,153,558
Pacificare Health Systems Inc.**	21,400	1,358,472
		2,512,030

Pharmaceuticals	1.63%
Barr Pharmaceuticals Inc.**	9,475	452,336

Total Medical - Healthcare
(Cost $1,799,039)		2,964,366

Real Estate Investment Trusts (REITs)	4.67%
Office Properties	4.67%
Arden Realty Inc.	7,900	271,365
Boston Properties Inc.	7,300	436,540
Trizec Properties Inc.	32,900	590,555
		1,298,460

Total REITs
(Cost $1,158,069)		1,298,460

Technology	6.24%
Computer Software	1.04%
Macromedia Inc.**	8,500	288,065

Semiconductors	5.20%
Altera Corp.**	18,600	385,764
Fairchild Semiconductor International Inc.**	28,800	475,776
Maxim Integrated Products	13,600	585,072
		1,446,612

Total Technology
(Cost $1,486,313)		1,734,677

Transportation	1.52%
Trucking - Shipping - Air Freight	1.52%
Werner Enterprises Inc.	19,800	423,720

Total Transportation
(Cost $399,150)		423,720

Utilities	8.95%
Competitive Electric	1.22%
Public Service Enterprises Inc.	6,200	338,210

Regulated Electric	5.74%
Centerpoint Energy Inc.	35,000	419,300
DPL Inc.	23,700	603,876
Westar Energy Inc.	24,900	572,202
		1,595,378

Regulated Gas	1.99%
Nisource Inc.	24,400	552,416

Total Utilities
(Cost $2,157,891)		2,486,004

Total Common Stocks
(Cost $21,951,028)		26,677,549

Mutual Funds	3.07%
Goldman Sachs Financial Square Prime
Obligations Fund - FST Shares	851,633	851,633

Total Mutual Funds
(Cost $851,633)		851,633

Total Investments
(Cost $22,802,661)	99.08%	27,529,182

Other Assets in Excess of Liabilities	0.92%	$256,626
Net Assets	100.00%	27,785,808

See Legend and Notes to Statements of Investments

Westcore Small-Cap Opportunity Fund
Statement of Investments, February 28, 2005 (Unaudited)
	Shares	Market Value
Common Stocks	98.87%
Basic Materials	6.39%
Other Materials (Rubber & Plastic)	6.39%
A. Schulman Inc.	16,400	296,184
Crown Holdings Inc.**	42,200	694,190
Spartech Corp.	12,500	274,625
		1,264,999

Total Basic Materials
(Cost $846,638)		1,264,999

Capital Goods	9.51%
Electric Equipment	4.12%
General Cable Corp.**	68,500	815,835

Engineering & Construction	1.32%
Emcor Group Inc.**	5,400	260,442

Machinery	2.00%
Paxar Corp.**	16,900	395,967

Transportation Equipment & Parts	2.07%
Oshkosh Truck Corp.	5,500	410,575

Total Capital Goods
(Cost $1,183,758)		1,882,819

Commercial Services	2.81%
Business Products & Services	1.55%
CDI Corp.	14,800	307,988

Environmental - Pollution Control	1.26%
Waste Connections Inc.**	7,300	248,784

Total Commercial Services
(Cost $578,695)		556,772

Communications	4.47%
ISPs - Internet Portals	1.13%
United Online Inc.**	20,600	223,510

Telecomm Equipment & Solutions	3.34%
Belden CDT Inc.	27,550	661,751

Total Communications
(Cost $872,714)		885,261

Consumer Cyclical	10.84%
Clothing & Accessories	3.10%
Charlotte Russe Holding Inc.**	25,700	306,601
Quiksilver Inc.**	9,700	306,423
		613,024

Hotels & Gaming	3.03%
WMS Industries Inc.**	20,000	599,800

Specialty Retail	3.00%
CSK Auto Corp.**	21,700	345,030
Zale Corp.**	8,400	249,900
		594,930

Vehicle Parts	1.71%
Cooper Tire & Rubber Co.	17,500	338,625

Total Consumer Cyclical
(Cost $1,859,869)		2,146,379

Consumer Staples	2.24%
Food & Agriculture Products	1.27%
Sanderson Farms Inc.	5,600	251,272

Grocery & Convenience	0.97%
Casey's General Stores Inc.	10,700	193,028

Total Consumer Staples
(Cost $444,199)		444,300

Energy	7.84%
Exploration & Production	7.29%
ATP Oil and Gas Corp.**	17,500	422,275
Carrizo Oil & Gas Inc.**	31,300	469,187
Denbury Resources Inc.**	7,000	237,790
Forest Oil Corp.**	3,300	132,000
Harvest Natural Resources**	14,500	181,975
		1,443,227

Oil Services	0.55%
Circor International Inc.	4,400	110,000

Total Energy
(Cost $1,015,671)		1,553,227

Financials	18.01%
Insurance - Real Estate Brokers	3.75%
Clark Inc.	42,500	742,475

Other Banks	3.60%
First Community Bancorp	10,600	457,814
First Republic Bank	4,800	254,880
		712,694

Property Casualty Insurance	2.01%
PXRE Group Ltd.	15,300	397,800

Securities & Asset Management	1.46%
Affiliated Managers Group**	4,450	288,182

Speciality Finance	5.54%
Advanta Corp. - Class B	17,000	411,740
Federal Agricultural Mortgage Corp.	13,800	266,064
KKR Financial Corp.** (1)(6)(7)	40,000	420,000
		1,097,804

Thrifts	1.65%
FirstFed Financial Corp.**	6,400	327,040

Total Financials
(Cost $2,937,036)		3,565,995

Medical - Healthcare	12.66%
Medical Products & Supplies	1.00%
Steris Corp.**	8,000	198,000

Medical Technology	2.23%
CTI Molecular Imaging Inc.**	26,900	441,429

Pharmaceuticals	9.43%
Cell Therapeutics Inc.**	90,300	892,164
K-V Pharmaceutical Co. - Class A**	24,300	528,768
Par Pharmaceutical Companies Inc.**	6,900	255,231
Perrigo Co.	10,900	191,513
		1,867,676

Total Medical - Healthcare
(Cost $2,353,024)		2,507,105

Real Estate Investment Trusts (REITs)	3.43%
Hotels	1.67%
Innkeepers USA Trust	24,800	331,080

Multi-Family	1.76%
Equity Lifestyle Properties	10,400	349,440

Total REITs
(Cost $561,190)		680,520

Technology	14.94%
Computer Software	1.59%
Netiq Corp.**	26,600	313,614

Electric Equipment	6.91%
Artesyn Technologies Inc.**	19,600	203,056
BEI Technologies Inc.	11,000	301,730
Radisys Corp.**	32,200	490,406
X-Rite Inc.	23,100	373,527
		1,368,719

Semiconductors	1.39%
Fairchild Semiconductor International Inc.**	16,700	275,884

Semiconductor Capital Equipment	3.59%
ADE Corp.**	5,400	107,892
Bel Fuse Inc.	3,100	96,038
FEI Co.**	11,600	287,100
Semitool Inc.**	21,000	219,240
		710,270

Technology Resellers - Distributors	1.46%
Richardson Electronics Ltd.	25,700	289,639

Total Technology
(Cost $2,908,885)		2,958,126

Transportation	5.73%
Trucking - Shipping - Air Freight	5.73%
Marten Transportation Ltd.**	14,600	336,530
SCS Transportation Inc.**	11,500	254,725
Swift Transportation Company Inc.**	8,400	199,248
Tsakos Energy Navigation Ltd.	8,300	345,031
		1,135,534

Total Transportation
(Cost $961,288)		1,135,534

Total Common Stocks
(Cost $16,522,967)		19,581,037

Mutual Funds	0.48%
Goldman Sachs Financial Square Prime
Obligations Fund - FST Shares	94,347	94,347

Total Mutual Funds
(Cost $94,347)		94,347

Total Investments
(Cost $16,617,314)	99.35%	$19,675,384
Other Assets in Excess of Liabilities	0.65%	128,366

Net Assets	100.00%	$19,803,750

See Legend and Notes to Statements of Investments

Westcore Small-Cap Value Fund
Statement of Investments, February 28, 2005 (Unaudited)
	Shares	Market Value
Common Stocks	96.49%
Basic Materials	5.04%
Forestry & Paper	2.08%
Albany International Corp.	3,730	120,292

Other Materials (Rubber & Plastic)	1.97%
A. Schulman Inc.	2,850	51,471
Spartech Corp.	2,850	62,615
		114,086

Specialty Chemicals	0.99%
Georgia Gulf Corp.	1,090	57,563

Total Basic Materials
(Cost $312,244)		291,941

Capital Goods	6.11%
Electrical Equipment	2.02%
Lennox International Inc.	5,400	116,748

Industrial Products	2.79%
Lincoln Electric Holdings Inc.	2,850	90,060
Sauer-Danfoss Inc.	3,350	71,690
		161,750

Transportation Equipment & Parts	1.30%
Oshkosh Truck Corp.	1,010	75,397

Total Capital Goods
(Cost $347,085)		353,895

Commercial Services	8.04%
Business Products & Services	8.04%
Banta Corp.	1,880	82,645
CDI Corp.	4,240	88,234
Ennis Business Forms Inc.	8,370	142,960
Unifirst Corp.	3,730	151,363
		465,202

Total Commercial Services
(Cost $444,673)		465,202

Communications	6.76%
Telecomm Equipment & Solutions	6.76%
Belden Inc.	9,240	221,945
Inter-Tel Inc.	4,040	111,060
Spectralink Corp.	3,840	58,406
		391,411
Total Communications
(Cost $371,662)		391,411

Consumer Cyclical	13.39%
Apparel & Footwear Manufacturers	3.34%
Cherokee Inc.	2,450	88,127
K-Swiss Inc.	3,400	105,400
		193,527

Clothing & Accessories	2.40%
Buckle Inc.	2,850	86,383
Burlington Coat Factory	1,880	52,715
		139,098

Motor Vehicle Parts	1.91%
Cooper Tire & Rubber Co.	5,700	110,295

Recreation & Leisure	2.29%
Callaway Golf Co.	9,890	132,724

Restaurants	1.62%
Bob Evans Farms Inc.	4,130	93,544

Specialty Retail	1.83%
Movado Group Inc.	5,700	106,134

Total Consumer Cyclical
(Cost $764,120)		775,322

Consumer Staples	2.96%
Food & Agriculture Products	1.52%
Sanderson Farms Inc.	1,960	87,945

Grocery & Convenience	1.44%
Casey's General Stores Inc.	4,620	83,345

Total Commercial Staples
(Cost $169,789)		171,290

Energy	5.33%
Exploration & Production	5.33%
Range Resources Corp.	5,510	139,072
Vintage Petroleum Inc.	5,700	169,233
		308,305
Total Energy
(Cost $251,165)		308,305

Financials	19.67%
Insurance-Real Estate Brokers	2.42%
Clark Inc.	8,000	139,760

Other Banks	8.25%
First Community Bancorp	2,850	123,092
First Republic Bank	1,080	57,348
Flagstar Bancorp	3,440	70,692
Mid-State Bancshares	2,050	54,264
PFF Bancorp Inc.	4,090	172,189
		477,585

Property-Casualty Insurance	2.96%
Assured Guaranty Ltd.	4,330	82,010
PXRE Group Ltd.	3,440	89,440
		171,450

Specialty Finance	4.60%
Advanta Corp. - Class B	4,600	111,412
Federal Agricultural Mortgage Corp.	4,820	92,930
Saxon Capital Inc.	3,440	61,782
		266,124

Thrifts	1.44%
Downey Financial Corp.	1,330	83,325

Total Financials
(Cost $1,137,499)		1,138,244

Medical - Healthcare	7.72%
Healthcare Services	1.80%
Owens & Minor Inc.	3,730	104,104

Pharmaceuticals	5.92%
Alpharma Inc.	4,350	57,072
Meridian Bioscience Inc.	14,060	230,162
Perrigo Co.	3,150	55,346
		342,580
Total Medical - Healthcare
(Cost $481,509)		446,684

Real Estate Investment Trusts (REITs)	7.10%
Hotels	2.83%
Equity Inns Inc.	9,840	109,913
Innkeepers USA Trust	4,040	53,934
		163,847

Multi-Family	3.03%
Equity Lifestyle Properties	2,850	95,760
Home Properties Inc.	1,960	79,243
		175,003
Office-Industrial	1.24%
Glenborough Realty Trust	3,640	71,817

Total REITs
(Cost $423,924)		410,667

Technology	6.59%
Electronic Equipment	3.61%
BEI Technology Inc.	3,730	102,314
X-Rite Inc.	6,590	106,560
		208,874

Technology Resellers-Distribution	2.98%
Richardson Electronics Ltd.	15,330	172,769

Total Technology
(Cost $380,364)		381,643

Transportation	4.49%
Trucking - Shipping - Air Freight	4.49%
Ship Finance International	4,730	104,911
Tsakos Energy Navigation	3,730	155,056
		259,967

Total Transportation
(Cost $248,088)		259,967

Utilities	3.29%
Integrated Gas	1.13%
Energen Corp.	1,010	65,145

Regulated Gas	2.16%
Northwest Natural Gas Co.	1,010	36,794
South Jersey Industries	1,580	88,275
		125,069

Total Utilities
(Cost $176,675)		190,214

Total Common Stock
(Cost $5,508,797)		5,584,785

Mutual Funds	2.28%
Goldman Sachs Financial Square	132,189	132,189
Prime Obligations Fund - FST Shares

Total Mutual Funds
(Cost $132,189)		132,189

Total Investments
(Cost $5,640,986)	98.77%	$ 5,716,974
Other Assets in Excess of Liabilities	1.23%	71,193

Net Assets	100.00%	$ 5,788,167

See Legend and Notes to Statements of Investments

Flexible Income Fund
Statement of Investments, February 28, 2005 (Unaudited)
		Bond Rating	Shares/
		Moody's/S&P	Principal Amount	Market Value
Common Stocks	12.18%
Financial	8.78%
Financial Services	1.21%
Allied Capital Corp.			66,000	1,770,120
Apollo Investment Co.**			3,553	58,447
				1,828,567

Real Estate Investment Trusts (REITs)	7.57%
Diversified	1.33%
iStar Financial Inc.			34,000	1,444,660
KKR Financial Corp. (1)(6)(7)			55,000	577,500
				2,022,160

Healthcare	0.88%
Health Care Property Investors Inc.			23,500	592,200
Healthcare Realty Trust Inc.			20,000	736,000
				1,328,200

Hotels	0.10%
FelCor Lodging Trust Inc.**			3,000	37,620
Host Marriott Corp.			7,100	113,458
				151,078

Mortgage	0.79%
Anthracite Capital Inc.			100,000	1,194,000

Office Property	2.68%
American Campus Community Inc.			18,000	379,800
American Financial Realty Trust			45,000	659,700
Equity Office Properties Trust			50,000	1,508,500
Hospitality Properties Trust			13,400	555,698
HRPT Properties Trust			55,000	697,400
Maguire Properties Inc.			10,000	261,500
				4,062,598

Regional Malls	0.29%
The Mills Corp.			8,000	432,000

Shopping Centers	0.24%
Weingarten Realty Investors			10,000	368,300

Timber	0.53%
Plum Creek Timber Co. Inc.			11,000	413,050
Rayonier Inc.			8,000	384,000
				797,050

Warehouse - Industrial	0.73%
First Industrial Realty Trust Inc.			26,500	1,102,135

Total Financial
(Cost $12,357,080)				13,286,088

Industrial	0.94%
Other Industrial	0.67%
B&G Foods Inc.**			17,000	253,300
Centerplate Inc.			20,000	260,400
Fording Canadian Coal Trust			5,300	495,497
				1,009,197

Telecom & Related	0.26%
Manitoba Telecom Services Inc.			1,145	44,895
MCI Inc. - Class A**			15,946	362,771
				407,666
Total Industrial
(Cost $1,363,432)				1,416,863

Utilities & Energy	2.47%
Energy - Non Utility	2.03%
Enterprise Products Partners			25,000	668,000
Kinder Morgan Energy Partners			22,000	1,033,780
Kinder Morgan Inc.			1	80
Kinder Morgan Management LLC**			1,229	52,749
Northern Border Partners LP			20,000	1,022,000
Williams Co. Inc.			16,000	301,280
				3,077,889

Utilities	0.04%
Duke Energy Corp.			2,492	67,259
Enbridge Energy Partners LP			11,000	594,550
				661,809
Total Utilities & Energy
(Cost $2,122,268)				3,739,698

Total Common Stocks
(Cost $17,013,457)				18,442,649

Nonconvertible Preferred Stocks	15.58%
Financial	12.45%
Financial Services	0.33%
First Republic Capital Trust II, Series B, 8.75% (1)(7)		NR/BB	20,000	501,250

Insurance	0.18%
Delphi Financial Group Inc., 8.00%, 05/15/2033		Baa3/BBB	10,000	267,700

Real Estate Investment Trusts (REITs)	11.94%
Apartments	0.85%
Apartment Investment and Management Co.:
Series G, 9.375%		Ba3/B+	10,000	276,000
Series T, 8.00%		Ba3/B+	10,000	254,300
Series V, 8.00%		Ba3/B+	10,000	256,000
Series Y, 7.875%		Ba3/B+	20,000	508,000
				1,294,300

Diversified	1.94%
Capital Automotive, Series B, 8.00%		NR/NR	20,000	525,000
Colonial Properties Trust:
Series C, 9.25%		Ba1/BB+	4,000	107,020
Series D, 8.125%		Ba1/BB+	6,000	157,500
iStar Financial Inc.:
Series E, 7.875%		Ba2/BB	20,000	520,000
Series F, 7.80%		Ba2/BB	20,000	520,000
Series G, 7.65%		Ba2/BB	18,000	459,900
Series I, 7.50%		Ba2/BB	10,000	255,200
Vornado Realty Trust, Series E, 7.00%		Baa3/BBB-	15,000	391,500
				2,936,120

Healthcare	1.91%
Health Care Property Investors Inc., Series F, 7.10%		Baa3/BBB	10,000	261,000
Health Care REIT Inc.:
Series D, 7.875%		Ba1/BB+	10,000	256,700
Series F, 7.625%		Ba1/BB+	30,000	772,200
LTC Properties Inc., Series F, 8.00%		NR/NR	20,625	531,094
Nationwide Health Properties Inc., 7.677%		Ba1/BB+	950	97,850
Omega Healthcare Investors, Series D, 8.375%		B3/B	12,500	328,125
SNH Capital Trust I, 10.125%, 06/15/2041		Ba3/BB-	24,000	656,400
				2,903,369

Hotels	1.26%
Felcor Lodging, Series B, 9.00%		B3/CCC	10,000	255,500
Hospitality Properties, Series B, 8.875%		Ba1/BB+	15,000	417,450
Host Marriot Corp.:
Class C, 10.00%		B3/CCC+	16,000	425,440
Class E, 8.875%		B3/CCC+	29,000	807,650
				1,906,040

Manufactured Homes	0.25%
Affordable Residential, Series A, 8.25%		NR/NR	15,000	383,250

Mortgage	0.73%
Anthracite Capital Inc., Series C, 9.375%		NR/NR	41,200	1,107,250

Office Property	3.36%
Brandywine Realty, Series C, 7.50%		NR/NR	8,000	205,680
CBL & Associates Properties, Series D, 7.375%		NR/NR	40,000	1,021,200
Centerpoint Properties Trust, 5.377%		Baa3/BBB-	750	746,484
Cousins Properties Inc., 7.50%		NR/NR	25,000	647,500
Crescent Real Estate, Series A, 6.75%		B3/B-	15,000	333,750
Digital Realty Trust Inc., 8.50%		NR/NR	13,300	334,994
Entertainment Properties Trust, 7.75%		NR/NR	25,000	645,000
Glimcher Realty Trust, Series G, 8.125%		Ba3/B	12,000	312,000
Highwoods Properties Inc., Series A, 8.625%		Ba3/BB+	50	53,953
Maguire Properties Inc., Series A, 7.625%		NR/NR	20,500	523,775
SL Green Realty Corp., Series C, 7.625%		NR/NR	10,000	256,500
				5,080,836

Regional Malls	0.71%
The Mills Corp., Series C, 9.00%		NR/NR	10,000	271,700
Taubman Centers Inc.:
Series A, 8.30%		B1/B+	3,400	87,040
Series G, 8.00%		B1/B+	27,200	709,784
				1,068,524

Shopping Centers	0.69%
Kramont Realty Trust, Series E, 8.25%		B3/NR	8,000	204,800
Realty Income Corp., Series D, 7.375%		Baa3/BBB-	20,000	532,000
Regency Centers Corp., 7.25%		Baa3/BBB-	12,000	313,200
				1,050,000

Storage	0.07%
Public Storage, Inc., Series R, 8.00%		Baa2/BBB+	4,000	106,240

Warehouse - Industrial	0.17%
First Industrial Realty Trust Inc., 6.236%		Baa3/BBB-	250	252,578

Total Financial
(Cost $18,386,763)				18,857,457

Industrial	1.11%
Airlines	0.25%
AMR Corp., 7.875%, 07/13/2039		Caa2/NR	10,000	186,500
Delta Air Lines Inc., 8.125%, 07/01/2039		NR/CC	18,000	180,540
				367,040

Autos	0.16%
Delphi Automotive Capital Trust I, 8.25%, 10/15/2033		Baa3/BB	10,000	240,800

Cable & Media	0.15%
Shaw Communications Inc., 8.875%, 09/28/2049		Ba3/B+	10,000	213,100

Leisure	0.21%
Hilton Hotels Corp., 8.00%, 08/15/2031		Baa3/BBB-	12,000	315,240

Other Industrial	0.34%
RC Trust I, Series C, 7.00%, 05/14/2006		Ba1/BB	10,000	519,063

Total Industrial
(Cost $1,828,387)				1,655,243

Utilities & Energy	2.02%
Energy - Non Utility	1.61%
Coastal Finance I, 8.375%, 06/30/2038		Caa3/CCC-	31,800	801,360
El Paso Tennessee Pipeline, 8.25%		Ca/NR	32,300	1,632,161
				2,433,521

Utilities	0.41%
Cleveland Electric Financing Trust I, 9.00%, 12/15/2031		Ba1/BB	4,000	109,720
NVP Capital I, Series A, 8.20%, 03/31/2037		B3/CCC+	10,000	255,000
TECO Capital Trust I, 8.50%, 01/31/2041		Ba3/B	10,000	259,000
				623,720

Total Utilities & Energy
(Cost $2,901,613)				3,057,241

Total Nonconvertible Preferred Stocks
(Cost $23,116,773)				23,569,941

Convertible Preferred Stocks	4.03%
Financial	0.13%
Real Estate Investment Trusts (REITs)	0.13%
Hotels	0.13%
Felcor Lodging, Series A, 7.80%		B3/CCC	8,000	198,480

Total Financial
(Cost $194, 800)				198,480

Industrial	2.97%
Airlines	0.11%
Continental Airlines Finance Trust II, 6.00%, 11/15/2030		C/CCC	7,500	163,125

Autos	2.86%
Ford Motor Co. Capital Trust II, 6.50%, 01/15/2032		Baa2/BB	47,000	2,335,900
General Motors Corp.,
Series B, 5.25%, 03/06/2032		Baa2/BBB-	95,000	2,000,700
				4,336,600
Total Industrial
(Cost $4,664,838)				4,499,725

Utilities & Energy	0.93%
Energy - Non Utility	0.93%
AES Trust III, 6.75%, 10/15/2029		B3/CCC+	26,100	1,298,214
El Paso Corp., Series A, 9.00%, 08/16/2005		Caa1/NR	3,000	99,360
				1,397,574

Total Utilities & Energy
(Cost $1,228,280)				1,397,574

Total Convertible Preferred Stocks				6,095,779
(Cost $6,087,918)

Total Preferred Stocks
(Cost $29,204,691)				29,665,720

Convertible Bonds	0.65%
Industrial	0.65%
Cable & Media	0.65%
Charter Communication Holdings Capital Corp., 5.875%, 11/16/2009 (1)		Ca/CCC-	1,000,000	985,000

Total Industrial
(Cost $ 1,000,000)				985,000

Total Convertible Bonds
(Cost $ 1,000,000)				985,000

Corporate Bonds	53.91%
Financial	5.45%
Financial Services	2.96%
Emigrant Capital Trust II, 4.64%, 04/14/2034 (1)(2)		NR/NR	500,000	496,775
Finova Capital Corp., 7.50%, 11/15/2009		NR/NR	9,747	4,362
Ford Motor Credit Co., 7.00%, 10/01/2013		A3/BBB-	2,000,000	2,058,116
General Motors Acceptance Corp., 5.12%, 12/01/2014		Baal/BBB-	2,000,000	1,922,376
				4,481,629

Insurance	1.50%
Markel Capital Trust I, Series B, 8.71%, 01/01/2046		Ba1/BB	750,000	805,837
Provident Financing Trust, 7.405%, 03/15/2038		Ba2/B+	250,000	236,007
Zurich Reinsurance, 7.125%, 10/15/2023		B2/BB+	1,700,000	1,232,500
				2,274,344

Real Estate Investment Trusts (REITs)	0.99%
Diversified	0.86%
iStar Financial Inc.:
6.00%, 12/15/2010		Baa3/BBB-	750,000	781,210
7.70%, 07/15/2017		Bal/BB+	460,000	525,318
				1,306,528

Hotels	0.03%
Felcor Suites LP, 7.625%, 10/01/2007		B1/B-	50,000	52,688

Shopping Centers	0.10%
Price Development Co. LP, 7.29%, 03/11/2008 (6)		Ba1/BB+	125,000	129,370

Total Financial
(Cost $7,998,745)				8,244,559

Industrial	44.64%
Airlines	6.30%
American Airlines:
Pass-Through Certificates, Series 2004-1A, 7.25%, 02/05/2009 (4)		Ba2/BBB-	500,000	481,875
Pass-Through Certificates, Series 93-A6, 8.04%, 09/16/2011 (4)		NR/B-	455,792	368,806
Pass-Through Certificates, Series 2001-01, Class A-2, 6.817%, 05/23/2011 (4)		Ba1/BBB	750,000	711,816
Atlas Air, Inc.:
Pass-Through Certificates, Series 1999-1, Class A-2, 6.88%, 07/02/2009 (4)		NR/NR	1,806,842	1,732,481
Pass-Through Certificates, Series 1999-1, Class A-1, 7.20%, 01/02/2019 (4)		NR/NR	105,053	101,951
Continental Airlines, Inc.:
Pass-Through Certificates, Series 1998-3, Class A-2, 6.32%, 11/01/2008		Baa3/A	50,000	49,960
Pass-Through Certificates, Series 2001-1, Class C, 7.033%, 06/15/2011(4)		B2/BB-	76,259	63,715
Pass-Through Certificates, Series 1997-1B, 7.461%, 04/01/2013 (4)		Ba3/B+	90,982	73,449
Pass-Through Certificates, Series 1999-1, Class B, 6.795%, 08/02/2018 (4)		Ba2/BBB-	192,560	155,017
Pass-Through Certificates, Series 1999-2, Class B, 7.566%, 03/15/2020 (4)		Ba2/BBB-	223,553	184,191
Delta Air Lines, Inc.:
10.00%, 08/15/2008		NR/C	1,214,000	679,840
Pass-Through Certificates, Series 2000-1, Class A-1, 7.379%, 05/18/2010 (4)		Ba1/BBB-	30,466	29,664
Pass-Through Certificates, Series 2001-1, Class A-1, 6.619%, 03/18/2011 (4)		Ba1/BBB-	31,193	30,302
Pass-Through Certificates, Series 2001-1, Class A-2, 7.111%, 09/18/2011 (4)		Ba1/BBB-	1,750,000	1,671,857
Pass-Through Certificates, Series 2001-1, Class B, 7.711%, 09/18/2011 (4)		B3/B-	100,000	66,610
JetBlue Airways Corp., Series 2004-1C, 7.17%, 09/15/2009 (2)(4)		Ba1/BB+	500,000	514,628
Northwest Airlines Corp.:
Pass-Through Certificates, 7.95%, 03/01/2015 (4)		Ba1/BBB-	355,756	299,349
Pass-Through Certificates, 7.36%, 02/01/2020 (4)		Bal/BBB-	350,923	226,084
United Air Lines, Inc.:
Equipment Trust, Pass-Through Certificates, Series 92-A2, 9.35%, 04/07/2016 (5)**		NR/NR	475,000	243,497
Pass-Through Certificates, Series 2000-2, Class A-2, 7.186%, 10/01/2012 (5)**		NR/NR	1,079,734	995,898
Pass-Through Certificates, Series 95-A1, 9.02%, 04/19/2012 (5)**		NR/NR	414,840	191,629
US Airways Inc., Pass-Through Certificates, Series 1998-1, Class A,
6.85%, 01/30/2018 (4)		Ba2/BB+	703,846	662,943
				9,535,562

Autos	6.27%
Ford Motor Co.:
9.215%, 09/15/2021		Baa1/BBB-	800,000	897,324
7.45%, 07/16/2031		Baa1/BBB-	2,000,000	1,933,820
General Motors Corp.:
7.125%, 07/15/2013		Baa2/BBB-	1,250,000	1,227,540
8.25%, 07/15/2023		Baa2/BBB-	2,250,000	2,217,281
Sonic Automotive Inc., 8.625%, 08/15/2013		B1/B+	1,000,000	1,082,500
Tenneco Automotive Inc., Series B, 10.25%, 07/15/2013		B2/B-	250,000	295,000
Visteon Corp., 7.00%, 03/10/2014		Ba2/BB+	2,000,000	1,835,000

				9,488,465

Cable & Media	2.29%
Charter Communication Holdings Capital Corp.:
8.25%, 04/01/2007		Ca/CCC-	100,000	94,000
11.125%, 01/15/2011		Ca/CCC-	600,000	516,000
12.125%, 01/15/2012		Ca/CCC-	2,225,000	1,457,375
Echostar DBS Corp., 5.81%, 10/01/2008 (2)		Ba3/BB-	250,000	258,750
Rogers Cable Inc., 5.50%, 03/15/2014		Ba3/BB+	975,000	938,437
XM Satellite Radio Inc., 12.00%, 06/15/2010		Caa1/CCC+	172,000	204,250
				3,468,812

Computer Services	0.35%
Electronic Data Systems Corp., Series B, 6.00%, 08/01/2013		Ba1/BBB-	500,000	522,531

Chemicals	0.40%
Borden Inc., 7.875%, 02/15/2023		Caa1/B-	75,000	69,000
Solutia Inc., 11.25%, 07/15/2009 (5)		D/NR	250,000	268,125
Union Carbide Chemical & Plastics Co., 7.875%, 04/01/2023		B1/BBB-	250,000	273,280
				610,405

Healthcare	4.62%
Biovail Corp. , 7.875%, 04/01/2010		B2/BB-	250,000	260,000
Columbia - HCA Inc.:
5.75%, 03/15/2014		Ba2/BB+	250,000	245,590
7.19%, 11/15/2015		Ba2/BB+	1,752,000	1,858,367
7.58%, 09/15/2025		Ba2/BB+	1,253,000	1,308,908
Tenet Healthcare Corp., 9.875%, 07/01/2014 (1)		B3/B-	3,100,000	3,317,000
				6,989,865

Leisure	11.24%
Boyd Gaming Corp., 6.75%, 04/15/2014		B1/B+	250,000	262,188
Ceasars Entertainment, 8.125%, 05/15/2011		Ba2/BB-	500,000	580,000
Hyatt Equities LLC, 6.875%, 06/15/2007 (1)		Baa3/BBB	50,000	51,914
Las Vegas Sands Corp., 6.375%, 02/15/2015 (1)		B2/B	2,000,000	1,990,000
LCE Acquisition Corp., 9.00%, 08/01/2014 (1)		B3/CCC+	600,000	631,500
Mandalay Resort Group,, 7.625%, 07/15/2013		Ba3/BB-	1,500,000	1,650,000
MGM Mirage Inc., 8.375%, 02/01/2011		Ba3/BB-	1,100,000	1,237,500
Mirage Resorts Inc., 7.25%, 08/01/2017		Ba2/BB+	2,100,000	2,215,500
Mohegan Tribal Gaming Authority:
8.00%, 04/01/2012		Ba3/B+	250,000	272,812
7.125%, 08/15/2014		Ba3/B+	500,000	523,125
6.875%, 02/15/2015 (1)		Ba3/B+	900,000	927,000
Premier Entertainment Biloxi, 10.75%, 02/01/2012		B3/B-	250,000	271,875
Seneca Gaming Corp., 7.25%, 05/01/2012		B2/BB-	100,000	104,750
Starwood Hotels & Resorts Worldwide Inc.:
7.375%, 11/15/2015		Bal/BB+	1,250,000	1,439,062
7.75%, 11/15/2025		Bal/BB+	454,000	478,970
Station Casinos Inc., 6.875%, 03/01/2016		B1/B+	1,000,000	1,058,750
Sun International Hotels., 8.875%, 08/15/2011		B2/B	750,000	821,250
Wynn Las Vegas LLC, 6.625%, 12/01/2014 (1)		B2/B+	2,500,000	2,506,250
				17,022,446

Other Industrial	8.57%
Advanced Micro Devices Inc., 7.75%, 11/1/2012 (1)(7)		B3/B-	1,500,000	1,537,500
Allegheny Ludlum Corp., 6.95%, 12/15/2025		B1/B+	580,000	580,000
Amerigas Partners LP, Series B, 8.875% 05/20/2011		B2/BB-	100,000	109,500
Cummins Engine Company Inc., 5.65%, 03/01/2098		Ba2/BB+	200,000	154,000
Freeport-McMoran Company Inc., 6.875%, 02/01/2014		B1/B+	500,000	513,750
The Goodyear Tire & Rubber Co., 7.857%, 08/15/2011		B3/B-	1,000,000	1,047,500
IDEX Corp., 6.875%, 02/15/2008		Baa3/BBB	75,000	79,328
Intrawest Corp., 7.50%, 10/15/2013		B1/B+	800,000	853,000
Kennametal Inc., 7.20%, 06/15/2012		Ba1/BBB	50,000	56,271
Leucadia National Corp.:
8.65%, 01/15/2027		Ba3/B	1,611,000	1,671,412
7.75%, 08/15/2013		Ba2/BB	1,500,000	1,588,125
Levi Strauss & Co., 9.75%, 01/15/2015 (1)		Caa3/CCC	1,500,000	1,588,125
Novelis Inc., 7.25%, 02/15/2015 (1)		B1/B	225,000	234,000
Rayovac Corp., 7.375%, 02/01/2015 (1)		B3/B-	1,000,000	1,027,500
Solo Cup Co., 8.50%, 02/15/2014		B3/B-	250,000	261,250
Toys R Us Inc., 7.375%, 10/15/2018		Ba2/BB	200,000	189,000
U.S. Steel Corp., 9.75%, 05/15/2010		Ba2/BB	175,000	200,375
Winn-Dixie Stores Inc., 8.875%, 12/16/2017(5)		Caa3/D	2,150,000	1,287,313
				12,977,949

Telecom & Related	4.60%
American Tower Corp.:
9.375%, 02/01/2009		B3/CCC	32,000	33,760
7.50%, 05/01/2012 (1)		B3/CCC	500,000	528,750
AT&T Corp., 9.05%, 11/15/2011		Ba1/BB+	500,000	581,875
Level 3 Communications, Inc., 12.875% 3/15/2010		Ca/CC	200,000	177,000
Level 3 Financing Inc., 10.75%, 10/15/2011 (1)		Caa1/CC	950,000	859,750
Qwest Communications International Inc., 6.42%, 02/15/2009 (1)(2)		B3/B	1,000,000	1,025,000
Qwest Services Corp., 14.00%, 12/15/2014 (1)		Caa1/B	27,000	34,020
Rogers Cantel., 9.75%, 06/01/2016		Ba3/BB	700,000	868,000
Rogers Wireless Inc.:
6.375%, 03/01/2014		Ba3/BB+	750,000	773,437
7.50%, 03/15/2015		NR/BB	500,000	550,000
Time Warner Telecom LLC, Inc. 9.75%, 07/15/2008		B3/CCC+	250,000	256,875
US West Communications:
7.50%, 06/15/2023		Ba3/BB-	976,000	907,680
6.875%, 09/15/2034		Ba3/BB-	375,000	373,125
				6,969,272

Total Industrial
(Cost $66,403,399)				67,585,307

Utilities & Energy	3.82%
Energy - Non Utility	2.01%
Calpine Corp.:
8.75%, 07/15/2013 (1)		NR/B	200,000	161,500
9.625%, 09/30/2014 (1)		NR/B+	500,000	519,375
Duke Capital Corp., 4.302%, 05/18/2006		Baa3/BBB-	275,000	276,585
Dynegy Holdings Inc., 8.75%, 02/15/2012		Caa2/CCC+	150,000	153,000
Enron Corp.:
6.75%, 07/01/2005 (5)(6)(7)**		D/D	150,000	0
8.25%, 09/15/2012 (5)(6)(7)**		D/D	2,025,000	0
Northern Border Pipeline, 6.25%, 05/01/2007		A3/BBB+	75,000	78,157
Tennessee Gas Pipeline Co.:
7.50%, 04/01/2017		B1/B-	400,000	447,000
7.00%, 03/15/2027		B1/B-	100,000	105,130
Utilicorp United, 8.00%, 03/01/2023		B2/NR	1,300,000	1,309,750
				3,050,497

Utilities	1.81%
DPL Capital Trust II, 8.125%, 09/01/2031		B3/B	300,000	368,591
Indianapolis Power & Light:
6.30%, 07/01/2013 (1)		Baa2/BBB-	100,000	106,418
7.05%, 02/01/2024		Baa2/BBB-	250,000	255,271
Mirant Americas Generation, LLC, 8.50%, 10/01/2021 (5)**		D/NR	200,000	218,000
Nevada Power Co.:
Series A, 8.25%, 06/01/2011		Ba2/NR	250,000	286,875
Series E, 10.875%, 10/15/2009		Ba2/NR	25,000	28,688
9.00%, 08/15/2013		Ba2/NR	250,000	290,000
Portland General Electric, 7.875%, 03/15/2010		Baa3/BBB	100,000	108,707
TECO Energy Inc., 7.20%, 05/01/2011		Ba2/BB	400,000	442,000
WPD Holdings, 7.25%, 12/15/2017 (1)		Baa3/BBB-	600,000	644,858
				2,749,408

Total Utilities & Energy				5,799,905
(Cost $5,432,171)

Total Corporate Bonds
(Cost $80,834,315)				81,629,771

Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities	8.77%
Asset-Backed Securities	0.40%
Ace Securities Corp., 2004-IN1, Class B, 6.216%, 02/25/2014 (1)(2)(4)(7)		Ba2/BB+	300,000	243,913
Vanderbilt Mortgage Finance, Series 2002-B, Class B-1, 5.85%, 04/07/2018		Baa2/BBB	375,000	370,211
				614,124

Collateralized Debt Obligations	7.34%
Anthracite CDO, Ltd., Series 2004-1A, Class G,
5.666%, 02/24/2014 (1)(2)(4)(6)(7)		NR/BB	500,000	500,000
CREST Ltd. Exeter Street Solar, Series 2004-1A, Class E1, 6.87%, 06/28/2039 (1)(2)(4)(6)(7)		NR/BB	498,102	498,102
CREST Ltd., Series 2003-1A, Class PS, 8.50%, 08/28/2012 (1)(4)(6)(7)(8)		Ba3/BB-	200,000	105,920
CREST Ltd., Series 2003-2A:
Class E1, 8.17%, 12/28/2013 (1)(2)(4)(6)(7)		Ba3/BB	250,000	250,000
Class PS, 6.00%, 12/28/2013(1)(4)(6)(7)(8)		NR/BB-	413,450	199,986
CREST Ltd., Series 2004-1A:
Class H2, 7.334%, 12/28/2013 (1)(4)(6)(7)		Ba3/BB	300,000	285,714
Class PS, 14.75%, 12/28/2013 (1)(4)(6)(7)(8)		NR/NR	1,064,633	499,999
Fairfield Street Solar, Class F1, 7.755%, 12/28/2014 (1)(2)(4)(6)(7)		NR/NR	1,087,500	1,087,500
Denali Capital CLO III Ltd., Series 3A, Class B2L, 10.92%, 07/21/2015 (1)(2)(4)(6)(7)		Ba2/BB	250,000	241,125
I-Preferred Term Securities I Ltd., Subordinate Income Notes, 22.00%, 12/04/2012 (1)(4)(7)(8)		NR/NR	100,000	92,505
MM Community Funding II Ltd., Series 2I, 21.28%, 12/15/2031 (1)(4)(6)(7)(8)		NR/NR	500,000	475,000
N-STAR Real Estate CDO Ltd., Series 2004-2A, Class C2B, 6.591%, 06/28/2039 (1)(4)(6)(7)		NR/BBB-	500,000	468,183
Preferred CPO Ltd., 10.026%, 07/26/2030 (1)(2)(6)(7)		Baa3/NR	1,100,000	1,232,000
Preferred Term Securities VI Ltd., Subordinate Income Notes,
24.569%, 07/03/2012 (1)(4)(7)(8)		NR/NR	100,000	79,025
Preferred Term Securities X Ltd., Subordinate Income Notes,
19.00%, 07/03/2013 (1)(4)(7)(8)		NR/NR	150,000	149,288
Preferred Term Securities XI Ltd., Subordinate Income Notes,
19.00%, 10/03/2013 (1)(4)(7)(8)		NR/NR	150,000	151,537
Preferred Term Securities XII Ltd., Subordinate Income Notes,
19.00%, 12/24/2013 (1)(4)(7)(8)		NR/NR	750,000	771,094
Preferred Term Securities XIII Ltd., Subordinate Income Notes,
18.00%, 03/24/2014 (1)(4)(7)(8)		NR/NR	900,000	941,063
Preferred Term Securities XIV Ltd., Subordinate Income Notes,
17.50%, 06/24/2014 (1)(4)(7)(8)		NR/NR	500,000	520,125
Regional Diversified Funding, Series 2004-1, 16.849%, 02/15/2014 (1)(4)(6)(7)(8)		NR/NR	500,000	475,000
River North CDO Ltd., Series 2005-1A, 12.50%, 02/06/2040 (1)(6)(7)(8)		Ba3	600,000	600,000
TIAA Real Estate CDO Ltd., Series 2003-1A, Class PS, 16.00%, 09/30/2013(1)(4)(6)(7)(8)		NR/NR	250,000	250,000
Tricadia, Series 2003-1, Class PS, 17.575%, 12/15/2013(1)(4)(6)(7)(8)		NR/NR	250,000	237,500
Tricadia, Series 2004-2A, Class C, 6.66%, 12/23/2019 (1)(2)(4)(6)(7)		Baa1/BBB+	500,000	500,000
Tropic, Series 2004-1A, Class PS, 16.50%, 04/15/2035 (1)(6)(7)(8)		NR/NR	500,000	500,000
				11,110,666

Commercial Mortgage-Backed Securities	1.03%
Global Signal Trust, 2004-1, Class E, 5.395%, 1/15/2009 (1)(4)		Baa3/BBB-	450,000	444,514
Global Signal Trust, 2004-2A, Class G, 7.113%, 12/15/2014 (1)(4)(6)		Ba2/BB-	1,000,000	1,000,000
Times Square Hotel Trust, 8.528%, 08/01/2026 (1)(6)(7)		Baa3/BB+	95,171	109,310
				1,553,824

Total Asset-Backed Securities, Collateralized Obligations & Mortgage-Backed Securities
(Cost $13,230,257)				13,278,614

Mutual Funds	3.38%
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares			5,114,812	5,114,812

Total Mutual Funds
(Cost $5,114,812)				5,114,812

Total Investments
(Cost $145,397,532)			98.50%	$ 149,116,566

Other Assets in Excess of Liabilities			1.50%	2,276,593
Net Assets			100.00%	$ 151,393,159

See Legend and Notes to Statements of Investments

Plus Bond Fund
Statement of Investments, February 28, 2005 (Unaudited)
		Bond Rating	Shares/
		Moody's/S&P	Principal Amount	Market Value
Nonconvertible Preferred Stocks	7.66%
Financial	7.29%
Mortgage Banker	2.97%
Fannie Mae, 7.00% (1)(2)		Aa3/AA-	100,000	5,640,630

Real Estate Investment Trusts (REITs)	4.32%
Apartments	1.12%
Apartment Investment and Management Co.:
Series T, 8.00%		Ba3/B+	9,000	228,870
Series Y, 7.875%		Ba3/B+	20,000	508,000
BRE Properties Inc., Series C, 6.75%		Baa3/BBB	10,000	254,000
Centerpoint Property Trust, 5.377%		Baa3/BBB-	750	746,484
Cousins Properties Inc., 7.50%		NR/NR	15,000	388,500
				2,125,854

Diversified	1.06%
Colonial Properties Trust:
Series C, 9.25%		Ba1/BB+	10,000	267,550
Series D , 8.125%		Ba1/BB+	13,000	341,250
iStar Financial:
Series E, 7.875%		Ba3/B+	30,000	780,000
Series G, 7.65%		Ba3/B+	12,000	306,600
Series I, 7.50%		Ba3/B+	12,500	319,000
				2,014,400

Health Care	0.58%
Health Care REIT Inc., Series F, 7.625%		Ba1/BB+	30,000	772,200
Omega Healthcare Investors, Series D, 8.375%		B3/B-	12,500	328,125
				1,100,325

Manufactured Homes	0.26%
Affordable Residential, Series A, 8.25%		NR/NR	19,500	498,225

Shopping Centers	0.84%
New Plan Excel Realty Trust, Series E, 7.625%		Baa3/BBB-	13,000	346,190
Realty Income Corp., Series D, 7.375%		Baa3/BBB-	20,000	532,000
Taubman Centers Inc.:
Series A, 8.30%		B1/B+	8,000	204,800
Series G, 8.00%		B1/B+	20,000	521,900
				1,604,890

Storage	0.13%
Public Storage, Inc., Series R, 8.00%		Baa2/BBB+	9,000	239,040

Warehouse - Industrial	0.33%
First Industrial Realty Trust Inc., 6.236%		Baa3/BBB-	625	631,445

Total Financial
(Cost $13,631,615)				13,854,809

Industrial	0.37%
Other Industrial	0.37%
RC Trust I, Series C,
7.00% 05/15/2006		Ba1/BB	13,500	700,735

Total Industrial
(Cost $722,453)				700,735

Total Nonconvertible Preferred Stocks
(Cost $14,354,068)				14,555,544

Convertible Preferred Stocks	0.76%
Industrial	0.76%
Autos	0.76%
Ford Motor Co. Capital Trust II,
6.50%, 01/15/2032		Baa2/BB	22,000	1,093,400
General Motors Corp.,
Series B, 5.25%, 03/06/2032		Baa2/BBB-	17,000	358,020
				1,451,420

Total Industrial
(Cost $1,488,788)				1,451,420

Total Convertible Preferred Stocks
(Cost $1,488,788)				1,451,420

Convertible Bonds	0.15%
Industrial	0.15%
Other Industrial	0.15%
Corning Inc., Zero Coupon,
3.50%, 11/08/2015 (2)		Ba2/BB+	350,000	278,250

Total Industrial
(Cost $241,565)				278,250

Total Convertible Bonds
(Cost $241,565)				278,250

Corporate Bonds	59.22%
Financial	22.32%
Financial Services	9.80%
BB&T Corp.,
5.20%, 12/23/2015		A2/A-	450,000	456,985
Bear Stearns Co.:
7.00%, 03/01/2007		A1/A	120,000	126,822
4.50%, 10/28/2010		A1/A	1,000,000	997,949
4.65%, 07/02/2018		A1/A	140,000	131,507
Charles Schwab Corp.,
8.05%, 03/01/2010		A2/A-	210,000	236,267
Citicorp Capital II,
8.015%, 02/15/2027		Aa2/A	1,400,000	1,544,319
Citigroup Inc.,
5.00%, 09/15/2014		Aa2/A+	649,000	651,992
Comerica Inc.,
4.80%, 05/01/2015		A3/A-	50,000	48,529
Emigrant Capital Trust II,
5.58%, 04/14/2034 (1)		NR/BBB	850,000	844,517
Fifth Third Bancorp,
4.50%, 06/01/2018		Aa3/A	75,000	70,123
First Empire Capital Trust,
8.277%, 06/01/2027		Baa1/BBB	25,000	27,715
Ford Motor Credit Co.:
4.49%, 01/15/2010		A3/BBB-	1,000,000	997,628
7.00%, 10/01/2013		A3/BBB-	500,000	514,529
General Electric Capital Corp., Series A,
6.90%, 09/15/2015		Aaa/AAA	525,000	600,304
General Motors Acceptance Corp.:
3.87%, 07/16/2007 (2)		Baa1/BBB-	950,000	939,806
5.12%, 12/01/2014 (2)		Baa1/BBB-	2,000,000	1,922,376
Goldman Sachs Group Inc.,
6.875%, 01/15/2011		Aa3/A+	120,000	133,681
M & I Capital Trust,
7.65%, 12/01/2026		A2/BBB+	650,000	701,921
M & T Bank,
3.85%, 04/01/2013 (1)(7)		A3/A-	401,000	392,899
Marshall & Ilsley Bank,
2.90%, 08/18/2009		Aa3/A+	531,818	507,979
Merrill Lynch & Company Inc.:
7.00%, 04/27/2008		Aa3/A+	330,000	359,100
6.25%, 10/01/2014(2)		Aa3/A+	1,200,000	1,190,040
Morgan Stanley & Co.:
8.33%, 01/15/2007		Aa3/A+	230,000	247,969
4.75%, 04/01/2014		A1/A	125,000	121,919
National City Corp.,
6.875%, 05/15/2019		A2/A-	280,000	322,630
Pemex Finance Ltd.,
7.80%. 02/15/2013, MBIA		Aaa/AAA	150,000	173,096
Toyota Motor Credit Co.,
5.50%, 12/15/2008		Aaa/AAA	180,000	187,818
US Bancorp,
6.875%, 04/01/2006		Aa2/A+	60,000	61,595
Wachovia Corp.,
3.50%, 08/15/2008		Aa3/A	700,000	684,703
Washington Mutual Inc.,
5.125%, 01/15/2015		A3/A-	1,175,000	1,172,031
Wells Fargo & Co.,
5.125%, 09/15/2016		Aa2/A+	2,250,000	2,248,720
				18,617,470

Insurance	1.02%
Aetna Services, Inc.,
7.125%, 08/15/2006		Aa3/A+	600,000	627,083
Commerce Group Inc.,
5.95%, 12/09/2013		Baa2/BBB	225,000	229,049
Fund American Companies, Inc.,
5.875%, 05/15/2013		Baa2/BBB-	450,000	457,610
Meridian Funding Co. LLC,
3.58%, 11/24/2009 (1)(2)		Aaa/AAA	400,000	401,470
Zurich Reinsurance,
7.125%, 10/15/2023		B2/BB+	300,000	217,500
				1,932,712

Real Estate Investment Trusts (REITs)	10.72%
Apartments	1.16%
BRE Properties Inc.,
7.45%, 01/15/2011		Baa2/BBB	450,000	503,952
Colonial Realty LP:
7.00%, 07/14/2007		Baa3/BBB-	375,000	393,502
4.75%, 02/01/2010		Baa3/BBB-	1,000,000	992,694
United Dominion Realty Trust,
3.90%, 03/15/2010		Baa2/BBB	325,000	309,816
				2,199,964

Diversified	3.13%
Commercial Net Lease Realty,
6.25%, 06/15/2014		Baa3/BBB-	425,000	438,764
iStar Financial Inc.:
6.00%, 12/15/2010		Baa3/BBB-	2,000,000	2,083,226
5.70%, 03/01/2014		Baa3/BBB-	475,000	483,518
7.70%, 07/15/2017		Ba1/BB+	500,000	570,998
Vornado Realty LP:
4.50%, 08/15/2009		Baa2/BBB	550,000	540,102
4.75%, 12/01/2010		Baa2/BBB	285,000	279,017
Washington REIT,
5.25%, 01/15/2014		Baa1/A-	1,550,000	1,549,385
				5,945,010

Healthcare	2.25%
Columbia/HCA Inc.,
7.19%, 11/15/2015		Ba2/BB+	725,000	769,016
HCA Inc.,
5.75%, 03/15/2014		Ba2/BB+	200,000	196,472
Health Care Property Investors Inc.,
6.00%, 03/01/2015		Baa2/BBB+	525,000	551,768
Healthcare Realty Trust Inc.:
8.125%, 05/01/2011		Baa3/BBB-	375,000	435,003
5.125%, 04/01/2014		Baa3/BBB-	575,000	560,553
Health Care REIT Inc.,
6.00%, 11/15/2013		Baa3/BBB-	275,000	282,782
Nationwide Health Properties,
6.90%, 10/01/2037		Baa3/BBB-	1,200,000	1,289,717
Senior House Properties Trust,
8.625%, 01/15/2012		Ba2/BB+	175,000	200,813
				4,286,124

Hotels	0.14%
Felcor Suites LP,
7.625%, 10/01/2007		B1/B-	250,000	263,438

Office Property	1.81%
Boston Properties LP,
5.00%, 06/01/2015		Baa2/BBB	375,000	366,881
EOP Operating Partnership Ltd.,
8.10%, 08/01/2010		Baa2/BBB+	786,000	902,468
Highwoods Realty LP,
7.125%, 02/01/2008		Ba1/BBB-	1,200,000	1,272,397
HRPT Properties Trust,
5.75%, 02/15/2014		Baa2/BBB	865,000	891,721
				3,433,467

Regional Malls	0.20%
The Rouse Co.,
8.00%, 04/30/2009		Ba1/BB+	350,000	379,055

Shopping Centers	2.81%
Chelsea GCA Realty Partnership, LP,
7.25%, 10/21/2007		Baa2/BBB+	300,000	320,177
Chelsea Property Group,
6.875%, 06/15/2012		Baa2/BBB+	50,000	55,093
Developers Diversified Realty,
7.00%, 03/19/2007		Baa3/BBB	400,000	420,076
Kimco Realty Corp., Series C,
5.98%, 07/30/2012		Baa1/A-	475,000	500,052
Price Development Co. LP,
7.29%, 03/11/2008 (6)		Ba1/BB+	600,000	620,976
Weingarten Realty Investors:
7.00%, 07/15/2011		A3/A	550,000	615,671
4.857%, 01/15/2014		A3/A	715,000	703,801
6.64%, 07/15/2026		A3/A	545,000	613,468
Westfield Capital Corp.,
5.125%, 11/15/2014(1)		A2/A	1,500,000	1,495,463
				5,344,777

Total Financial
(Cost $41,925,873)				42,402,017

Industrial	29.82%
Airlines	4.40%
America West Airlines Inc., Pass - Through Certificates, Series 1999-1, Class G,
7.93%, 01/02/2019, AMBAC (4)		Aaa/AAA	138,737	152,450
American Airlines:
Series 2004-1A 7.25%, 02/05/2009		Ba2/BBB-	750,000	722,813
Series 1999-1 A2, 7.024%, 10/15/2009(4)		Baa3/BBB+	500,000	513,000
Atlas Air Inc., Series 1999-1 A-2,
6.88%, 07/02/2009 (4)		B3/NR	1,902,558	1,824,259
Continental Airlines, Inc.:
Pass-Through Certificates, Series 1998-3, Class A-2, 6.32%, 11/01/2008		Baa3/A	250,000	249,802
Pass-Through Certificates, Series 1999-2, Class B, 7.566%, 03/15/2020 (4)		Ba2/BBB-	245,908	202,610
Delta Air Lines, Inc.:
10.00%, 08/15/2008		NR/C	336,000	188,160
Pass-Through Certificates, Series 2001-1, Class A-2, 7.111%, 09/18/2011 (4)		Ba1/BBB-	1,125,000	1,074,765
FedEx Corp.:
Series A2, 7.89%, 09/23/2008		Baa1/BBB+	775,865	811,388
Series 1997-A, 7.50%, 01/15/2018 (4)		A1/A+	742,680	858,078
Northwest Airlines Corp., Series 1999-2B,
7.95%, 03/01/2015 (4)		Ba1/BBB-	533,635	449,023
United Air Lines, Inc.:
Equipment Trust, Pass-Through Certificates, Series 92-A2, 9.35%, 04/07/2016 (5)**		NR/NR	350,000	179,419
Pass-Through Certificates, Series 91-A2, 10.02%, 03/22/2014(5)**		NR/NR	50,000	19,354
Pass-Through Certificates, Series 95-A1, 9.02%, 04/19/2012 (5)**		NR/NR	2,419,900	1,117,836
				8,362,957

Autos	3.83%
DaimlerChrysler NA Holdings Corp.,
6.50%, 11/15/2013		A3/BBB	600,000	648,088
Delphi Corp.,
6.50%, 08/15/2013		Baa3/BB+	475,000	452,039
Ford Motor Co.,
7.45%, 07/16/2031		Baa1/BBB-	2,075,000	2,006,338
General Motors Corp.,
8.25%, 07/15/2023		Baa2/BBB-	1,750,000	1,724,552
Visteon Corp.,
7.00%, 03/10/2014		Ba2/NR	750,000	688,125
Strats-DaimlerChrysler CPI Notes,
5.00%, 11/15/2013 (1)(2)(6)(7)		A3/BBB+	1,750,000	1,750,000
				7,269,142

Brewery	0.32%
Anheuser-Busch Companies Inc.:
4.95%, 01/15/2014		A1/A+	175,000	178,578
5.05%, 10/15/2016		A1/A+	450,000	454,509
				633,087

Cable & Media	3.61%
AT&T Broadband Corp.,
8.375%, 03/15/2013		Baa3/BBB	300,000	365,550
Charter Communications Holdings Capital Corp.,
11.125%, 01/15/2011		Ca/CCC-	625,000	537,500
Cox Communications Inc.:
5.45%, 12/15/2014 (1)(7)		Baa3/BBB-	2,250,000	2,257,414
5.50%, 10/01/2015		Baa3/BBB-	1,000,000	1,001,143
Cox Enterprises,
7.875%, 09/15/2010 (1)		Baa3/BB+	750,000	830,228
Rogers Cable Inc.,
5.50%, 03/15/2014		Baa3/BB+	1,275,000	1,227,188
Time Warner Inc.,
9.15%, 02/01/2023		Baa1/BBB+	475,000	640,906
				6,859,929

Chemicals	1.95%
Borden Inc.,
7.875%, 02/15/2023		Caa1/B-	775,000	713,000
Dow Chemical Co.,
6.125%, 02/01/2011		A3/A-	350,000	377,382
Ferro Corp.,
9.125%, 01/01/2009		Baa3/BB+	1,325,000	1,477,906
PPG Industries Inc.,
6.875%, 02/15/2012		A2/A	1,000,000	1,129,427
				3,697,715

Commercial Services	0.15%
Aramark Services Inc.,
7.00%, 05/01/2007		Baa3/BBB-	275,000	289,398

Health Care	1.97%
Coventry Health Care Inc.,
6.125%, 01/15/2015(1)		Ba1/BBB-	1,195,000	1,239,813
Eli Lilly & Co.,
6.00%, 03/15/2012		Aa3/AA	100,000	108,621
Pfizer Inc.,
4.50%, 02/15/2014		Aaa/AAA	250,000	246,645
Tenet Healthcare Corp.,
9.875%, 07/01/2014(1)		B3/B	2,000,000	2,140,000
				3,735,079

Leisure	5.18%
Carnival Corp.,
3.75%, 11/15/2007		A3/A-	400,000	394,838
Ceasars Entertainment,
7.50%, 09/01/2009		Ba1/BB+	125,000	139,219
8.125%, 05/15/2011		Ba2/BB-	500,000	580,000
Hilton Hotels Corp.:
7.625%, 05/15/2008		Baa3/BBB-	550,000	597,933
7.50%, 12/15/2017		Baa3/BBB-	1,050,000	1,221,361
Hyatt Equities LLC,
6.875%, 06/15/2007 (1)		Baa3/BBB	150,000	155,742
Las Vegas Sands Corp.,
6.375%, 02/15/2015(1)		B2/B	1,750,000	1,741,250
Mandalay Resort Group,
7.625%, 07/15/2013		Ba3/BB-	500,000	550,000
MGM Mirage,
8.375%, 02/01/2011		Ba3/BB-	500,000	562,500
Royal Caribbean Cruises Ltd.,
6.75%, 03/15/2008		Ba1/BB+	350,000	374,500
Starwood Hotels and Resorts Worldwide Inc.,
7.375%, 11/15/2015		Ba1/BB+	305,000	351,131
Station Casinos Inc.,
6.875%, 03/01/2016		B1/B+	1,100,000	1,164,625
Wynn Las Vegas LLC,
6.625%, 12/01/2014(1)		B2/NR	2,000,000	2,005,000
				9,838,099

Other Industrial	6.25%
Advanced Micro Devices Inc.,
7.75%, 11/01/2012 (1)(7)		B3/B-	1,000,000	1,025,000
Albertson's Inc.,
6.95%, 08/01/2009		Baa2/BBB	70,000	76,774
Alcan Inc.,
6.25%, 11/01/2008		Baa1/A-	290,000	308,097
Campbell Soup Co.,
5.00%, 12/03/2012		A3/A	150,000	153,058
Coca-Cola Enterprises Inc.,
6.125%, 08/15/2011		A2/A	140,000	152,188
Estee Lauder Inc.,
6.00%, 01/15/2012		A1/A+	210,000	226,550
Fortune Brands Inc.,
6.25%, 04/01/2008		A2/A	230,000	244,030
General Dynamics Corp.,
4.25%, 05/15/2013		A2/A	125,000	121,491
Hewlett-Packard Co.,
7.15%, 06/15/2005		A3/A-	190,000	192,206
Kennametal Inc.,
7.20%, 06/15/2012		Ba1/BBB	335,000	377,013
Kimberly Clark Corp.,
5.625%, 02/15/2012		Aa2/AA-	350,000	372,151
Leucadia National Corp.:
7.75%, 08/15/2013		Ba2/BB	1,700,000	1,799,875
8.65%, 01/15/2027		Ba2/B	635,000	658,812
Levi Strauss & Co.,
9.75%, 01/15/2015(1)		Ca/CC	500,000	529,375
McDonald's Corp.:
6.00%, 04/15/2011		A2/A	190,000	205,516
5.00%, 09/30/2016		A2/A	300,000	287,315
7.31%, 09/15/2027		A3/A-	1,500,000	1,598,709
Sara Lee Corp.,
6.25%, 09/15/2011		A3/A	120,000	131,466
Target Corp.:
7.500%, 08/15/2010		A2/A+	700,000	804,113
5.875%, 03/01/2012		A2/A+	120,000	129,467
Unilever Capital Corp.,
7.125%, 11/01/2010		A1/A+	450,000	508,371
United Technologies Corp.,
6.10%, 05/15/2012		A2/A	230,000	251,226
Utilicorp United
8.00%, 03/01/2023		B2/NR	850,000	856,375
Wal-Mart Stores Inc.,
8.62%, 01/01/2010		Aa2/NR	785,753	861,079
				11,870,257

Telecom & Related	2.16%
American Tower Corp.,
7.50%, 05/01/2012 (1)		B3/CCC	500,000	528,750
Anixter International Inc.,
5.95%, 03/01/2015		Ba1/BB+	875,000	885,988
BellSouth Corp.,
6.00%, 10/15/2011		A2/A	120,000	129,030
New England Telephone & Telegram,
6.875%, 10/01/2023		A2/A1	1,000,000	1,014,006
Qwest Communications International Inc.,
6.42%, 02/15/2009(1)(2)		B3/B	500,000	512,500
Rogers Wireless Inc.,
6.375%, 03/01/2014		Ba3/BB+	750,000	773,438
SBC Communications Inc.,
6.25%, 03/15/2011		A2/A	120,000	129,710
Verizon Global,
4.375%, 06/01/2013		A2/A+	125,000	121,046
				4,094,468

Total Industrial
(Cost $55,348,175)				56,650,131

Utilities & Energy	7.08%
Energy - Non-Utility	3.04%
Ametek Inc.,
7.20%., 07/15/2008		Ba1/BBB	750,000	809,685
Conoco Phillips 66 Capital Trust II,
8.00%, 01/15/2037		Baa2/BBB	950,000	1,021,502
Duke Capital Corp.,
4.302%, 05/18/2006		Baa3/BBB-	375,000	377,161
Enron Corp.:
6.75%, 07/01/2005 (5)(6)(7)**		D/D	375,000	-
8.25%, 09/15/2012 (5)(6)(7)**		D/D	125,000	-
FPL Energy Caithness FDG,
7.645%, 12/31/2018 (1)(6)		Baa3/BBB-	567,294	615,734
Kinder Morgan Energy Partners, LP,
5.125%, 11/15/2014		Baa1/BBB+	1,450,000	1,445,497
Lasmo Inc.,
7.50%, 06/30/2006		A1/AA	90,000	94,338
Magellan Midstream Partners,
6.45%, 06/01/2014		Ba1/BBB	425,000	456,700
Northern Border Pipeline,
6.25%, 05/01/2007		A3/BBB+	445,000	463,733
Northern Natural Gas Co.,
5.375%, 10/31/2012 (1)		Baa2/A-	350,000	361,975
Tennessee Gas Pipeline,
7.00%, 03/15/2027		B1/B-	75,000	78,847
Transcontinental Gas Pipeline,
6.25%, 01/15/2008		Ba2/B+	50,000	52,438
				5,777,610

Utilities	4.04%
CE Electric UK Funding Co.,
6.995%, 12/30/2007 (1)		Baa3/BBB-	600,000	632,214
Centerpoint Energy Inc.,
7.25%, 09/01/2010		Ba2/BBB-	225,000	249,265
Curtis Palmer Inc.,
5.90%, 07/15/2014(1)		Baa3/BBB	350,000	360,528
Duke Energy Corp.,
5.30%, 10/01/2015		A3/BBB+	450,000	461,562
Indianapolis Power & Light:
6.30%, 07/01/2013 (1)		Baa2/BBB-	350,000	372,464
7.05%, 02/01/2024		Baa2/BBB-	350,000	357,379
MidAmerica Energy Holdings Co.,
5.875%, 10/01/2012		Baa3/BBB-	200,000	210,736
Nevada Power Co.:
Series E, 10.875%, 10/15/2009		Ba2/NR	200,000	229,500
6.50%, 04/15/2012		Ba2/BB	175,000	186,375
9.00%, 08/15/2013		Ba2/NR	175,000	203,000
Pacific Gas & Electric,
4.80%, 03/01/2014		Baa2/BBB	700,000	693,751
Portland General Electric,
7.875%, 03/15/2010		Baa3/BBB	200,000	217,414
Power Contract Financing LLC,
6.256%, 02/01/2010 (1)		Baa2/BBB	125,000	128,889
Power Receivables Finance LLC,
6.29%, 01/01/2012 (1)		Baa2/BBB	94,336	97,816
Tenaska Alabama II Partners LP,
6.125%, 03/30/2023 (1)		Baa3/BBB-	287,061	298,499
Tenaska Virgina Partners LP,
6.119%, 03/30/2024 (1)		Baa3/BBB-	248,015	258,264
Virginia Electric & Power:
4.10%, 12/15/2008		A3/BBB+	250,000	247,028
8.25%, 03/01/2025		A2/A-	1,725,000	1,790,817
WPD Holdings:
6.875%, 12/15/2007 (1)		Baa3/BBB-	50,000	52,559
7.25%, 12/15/2017 (1)		Baa3/BBB-	500,000	537,382
Yorkshire Power Finance,
6.496%, 02/25/2008		Baa3/BBB-	100,000	104,023
				7,689,465
Total Utilities & Energy
(Cost $13,538,743)				13,467,075

Total Corporate Bonds
(Cost $110,807,363)				112,519,223

Asset-Backed Securities, Collateralized Obligations,
& Mortgage-Backed Securities	23.21%
Asset-Backed Securities	8.95%
ACE Securities Corp.:
Series 2003-MH1, Class A2, 3.28%, 04/15/2008 (1)(4)		Aaa/AAA	300,000	289,734
Series 2004-IN1, Class B, 6.216%, 02/25/2014 (1)(2)(4)(7)		Ba2/BB+	379,000	308,144
Bear Stearns Co., Series 2003-7, Class A4, 4.993%, 10/25/2033		Aaa/AAA	379,648	372,411
Calfornia Infrastructure SCE-1, Series 1997-1, Class A6,
6.38%, 09/25/2008 (4)		Aaa/AAA	143,231	146,737
Citibank Credit Card Issuance Trust, Series 2003-A6,
2.90%, 05/17/2010 (4)		Aaa/AAA	300,000	288,979
COMED Transitional Funding Trust, Series 1998-1, Class A6,
5.63%, 06/25/2009 (4)		Aaa/AAA	150,000	153,741
Countrywide Home Loans, Series 2004-2, Class 3A1,
5.48%, 03/25/2034		Aaa/AAA	604,353	611,423
Detroit Edison Securitization, Series 2001-01, Class A4,
6.19%, 03/01/2013 (4)		Aaa/AAA	400,000	431,425
Harley Davidson Motorcycle Trust, Series 2003-3, Class A2,
2.76%, 05/15/2011 (4)		Aaa/AAA	475,000	468,994
Honda Auto Receivables Owner Trust, Series 2003-3, Class A4,
2.77%, 11/21/2008 (4)		Aaa/AAA	400,000	391,910
Nissan Auto Receivables Owner Trust, Series 2003-3, Class A4,
2.70%, 12/17/2007 (4)		Aaa/AAA	250,000	247,138
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1,
4.097%, 04/25/2034		Aaa/AAA	416,865	408,436
River North CDO Ltd., Series 2005-1A,
12.50%, 02/06/2040 (1)(6)(7)(8)		NR/NR	800,000	800,000
STRATS - FHLB, 4.50%, 08/15/2019 (1)(2)(6)(7)		Aaa/AAA	1,500,000	1,500,000
Union Acceptance Corp., Series 2002-A, Class A4,
4.59%, 07/08/2008 (4)		Aaa/AAA	290,673	292,988
Vanderbilt Mortgage Finance:
Series 2002-B, Class B-1, 5.85%, 04/07/2018		Baa2/BBB	400,000	394,892
Series 1996-A, Class A5, 7.425%, 05/07/2026		Aaa/AAA	107,564	111,327
Volkswagen Auto Lease Trust, Series 2002-A, Class A4,
2.75%, 12/30/2007 (4)		Aaa/AAA	425,000	425,033
Washington Mutual, Series 2003-AR3, Class B1, 4.766%, 04/25/2033		Aaa/AAA	256,725	258,614
Wells Fargo Mortgage-Backed Securities Trust:
Series 2004-E, Class A1, 4.911%, 11/25/2011		Aaa/AAA	473,654	457,822
Series 2003-M, Class A1, 4.786%, 12/25/2033		Aaa/AAA	1,305,734	1,290,066
Series 2004-O, Class A1, 4.956%, 11/25/2011		Aaa/AAA	6,896,171	6,845,140
West Penn Funding LLC, Series 1999, Class A4,
6.98%, 12/26/2008		Aaa/AAA	105,000	112,409
WFS Financial Owner Trust, Series 2002-1, Class A4A,
4.87%, 09/20/2009 (4)		Aaa/AAA	400,000	403,885
				17,011,248

Collateralized Debt Obligations	5.19%
Anthracite CDO, Ltd., Series 2004-1A, Class G,
5.666%, 02/24/2014 (1)(2)(4)(6)(7)		NR/BBB-	500,000	500,000
CREST Ltd., Series 2003-1A:
Class A1, 3.50%, 05/28/2010 (1)(2)(4)(6)		Aaa/AAA	300,000	303,423
Class PS, 8.50%, 08/28/2012 (1)(4)(6)(7)(8)		Ba3/BB-	800,000	423,680
Class D2, 7.332%, 08/29/2012 (1)(4)(6)		Baa2/BBB	150,000	153,692
CREST Ltd., Series 2003-2A:
Class A1, 3.40%, 12/28/2018 (1)(2)(4)(6)		Aaa/AAA	297,699	297,699
Class PS, 6.00%, 12/28/2013 (1)(4)(6)(7)(8)		Ba3/BB	620,174	299,978
CREST Ltd., Series 2004-1A,
Class H2, 7.334%, 10/28/2014 (1)(4)(6)(7)		Ba3/BB	750,000	714,286
Fairfield Street Solar, Class F1, 7.755%, 12/28/2014 (1(2))(4)(6)(7)		NR/BB-	1,000,000	1,000,000
Diversified REIT Trust, Series 1999-1A, Class D,
6.78%, 03/18/2011		Baa3/BBB-	300,000	319,610
I-Preferred Term Securities I Ltd., Subordinate Income Notes, 22.00%, 12/04/2012 (1)(4)(7)(8)		NR/NR	150,000	138,758
N-Star Real Estate CDO Ltd., Series 2004-2A, Class C2B,
6.591%, 06/28/2039 (1)(4)(6)(7)		NR/BBB-	600,000	561,819
Preferred CPO Ltd.,
10.026%, 07/26/2030 (1)(2)(6)(7)		Baa3/NR	1,000,000	1,120,000
Preferred Term Securities VI Ltd., Subordinate Income Notes,
24.569%, 07/03/2012 (1)(4)(7)(8)		NR/NR	250,000	197,563
Preferred Term Securities X Ltd., Subordinate Income Notes,
19.00%, 07/03/2013 (1)(4)(7)(8)		NR/NR	350,000	348,338
Preferred Term Securities XI Ltd.,Subordinate Income Notes,
19.00%, 10/03/2013 (1)(4)(7)(8)		NR/NR	350,000	353,589
Preferred Term Securities XII Ltd.,Subordinate Income Notes,
19.00%, 12/24/2013 (1)(4)(7)(8)		NR/NR	500,000	514,063
Preferred Term Securities XIII Ltd., Subordinate Income Notes,
18.00%, 03/24/2014 (1)(4)(7)(8)		NR/NR	500,000	522,813
Preferred Term Securities XIV Ltd., Subordinate Income Notes,
17.50%, 06/24/2014 (1)(4)(7)(8)		NR/NR	500,000	520,125
Regional Diversified Funding, Series 2004-1,
16.849%, 02/15/2014 (1)(4)(6)(7)(8)		NR/NR	500,000	475,000
TIAA Real Estate CDO Ltd., Series 2003-1A:
Class C1, 4.12%, 09/30/2013 (1)(2)(4)		A3/A-	100,000	100,030
Class PS, 16.00%, 09/30/2013 (1)(4)(6)(7)(8)		NR/NR	250,000	250,000
Tricadia, Series 2003-1, Class PS, 17.575%, 12/15/2013 (1)(4)(6)(7)(8)		NR/NR	250,000	237,500
Tricadia, Series 2004-2A, Class C, 6.66%, 12/13/2019(1)(2)(4)(6)(7)		NR/NR	500,000	500,000
				9,851,966

Commercial Mortgage-Backed Securities	1.21%
Global Signal Trust:
Series 2004-I, Class E, 5.395%, 01/15/2009 (1)(4)		Baa3/BBB-	625,000	617,380
Series 2004-2A, Series G, 7.113%, 12/15/2014 (1)(4)(6)		Ba2/BB-	1,225,000	1,225,000
Times Square Hotel Trust, 8.528%, 08/01/2026 (1)(6)(7)		Baa3/BB+	404,478	464,567
				2,306,947

Agency Mortgage-Backed Securities	7.86%
FHARM:
Pool #781804, 5.138%, 07/01/2034			4,760,152	4,786,737
Pool #781811, 5.152%, 07/01/2034			2,373,502	2,387,964
Pool #781958, 5.127%, 09/01/2034			5,851,713	5,883,107
FHLMC, Gold Pool #G00336, 6.00%, 10/01/2024			360,064	372,012
FNMA:
Pool #303845, 7.00%, 05/01/2011			81,953	86,499
Pool #703703, 5.081%, 01/01/2033			231,684	240,147
Pool #555717, 4.351%, 08/01/2033			456,802	454,491
Pool #779610, 5.098%, 06/01/2034			592,064	601,325
GNMA, Pool #780019, 9.50%, 12/15/2009			109,326	116,764
				14,929,046

Total Asset-Backed Securities, Collateralized Obligations
& Mortgage-Backed Securities				44,099,207
(Cost $44,239,414)

U.S. Government & Agency Obligations	2.58%
FHLB, 5.125%, 11/18/2013		Aaa/AAA	75,000	75,941
FNMA:
4.14%, 02/17/2009 (2)		Aaa/AAA	3,325,000	3,336,937
8.20%, 03/10/2016		Aaa/AAA	55,000	71,096
6.78%, 12/28/2016		Aaa/AAA	70,000	73,526
6.50%, 04/24/2017		Aaa/AAA	70,000	71,123
U.S. Treasury Notes:
7.00%, 07/15/2006			650,000	681,002
10.00%, 05/15/2010			390,000	395,820
3.625%, 05/15/2013			200,000	191,547
				4,896,992

Total U.S. Government & Agency Obligations
(Cost $4,816,158)				4,896,992

Mutual Funds	5.34%
Barclays Prime Money Market Fund			1,149,471	1,149,471
Goldman Sachs Financial Square Prime Obligations Fund - FST Shares			8,993,339	8,993,339

Total Mutual Funds
(Cost $10,142,810)				10,142,810

Total Investments			98.92%	$ 187,943,446
(Cost $186,095,593)
Other Assets in Excess of Liabilities			1.08%	2,042,614
Net Assets			100.00%	$ 189,986,060

See Legend and Notes to Statements of Investments

Westcore Colorado Tax-Exempt Fund
Statement of Investments, February 28, 2005 (Unaudited)

		Bond Rating	Principal	Market
		Moody's/S&P	Amount	Value
Certificates of Participation	4.25%
Colorado Springs School District 11, Facility Corp., Certificates of Participation, Lease Purchase Agreement:
5.00%, 12/01/2013, Optional 12/01/2008 @ 100.00, MBIA		Aaa/AAA	265,000	285,577
5.00%, 12/01/2017, Optional 12/01/2008 @ 100.00, MBIA		Aaa/AAA	220,000	237,083
Eagle County, Certificate of Participation,
5.20%, 12/01/2012, Optional 12/01/2010 @ 100.00, MBIA		Aaa/AAA	140,000	153,108
Fremont County, Certificate of Participation,
Lease Purchase Agreement,
5.125%, 12/15/2012, Prerefunded 12/15/2007 @ 101.00, MBIA		Aaa/AAA	500,000	538,040
Larimer County, Certificate of Participation, Courthouse & Jail
Facilities Lease Purchase Agreement,
4.75%, 12/15/2009, Optional anytime @ 100.00, FSA		Aaa/AAA	500,000	530,135
Larimer County Courthouse & Office Facilities Certificate,
3.80% 12/15/2011, FSA		Aaa/AAA	150,000	153,510
University of Colorado Certificates of Participation,
5.00%, 06/01/2023, Optional 06/01/2013 @ 100.00, AMBAC		Aaa/AAA	150,000	158,280
Weld County, Certificate of Participation,
Correctional Facilities Lease Purchase
Agreement, 5.35%, 08/01/2010, Optional anytime
@ 100.00, MBIA		Aaa/AAA	510,000	545,613

Total Certificates of Participation
(Cost $2,479,037)				2,601,346

General Obligation Bonds	55.93%
County-City-Special District-
School District	55.93%
Adams County School District 12:
5.25%, 12/15/2009, Prefefunded 12/15/2007 @ 101.00, FGIC		Aaa/AAA	250,000	269,852
5.00%, 12/15/2019, Optional 12/15/2015 @ 100.00, FSA (3)		Aaa/AAA	1,000,000	1,087,750
Adams County School District 50,
5.25%, 12/01/2010, Prerefunded 12/01/2006 @ 100.00		NR/AA-	500,000	524,010
Adams County School District 12, Series A:
5.00%, 12/15/2016, Optional 12/15/2013 @ 100.00, FSA		Aaa/AAA	500,000	543,255
5.00%, 12/15/2020, Optional 12/15/2011 @ 100.00, MBIA		Aaa/AAA	500,000	528,200
Adams & Arapahoe Counties
Joint School District 28J:
5.75%, 12/01/2006, MBIA		Aaa/AAA	100,000	105,492
5.35%, 12/01/2015, Escrowed to Maturity		Aa3/AA-	260,000	298,730
5.00%, 12/01/2016, Optional 12/01/2013 @ 100.00, FSA		Aaa/AAA	300,000	325,857
Adams & Weld Counties
School District 27J:
5.55%, 12/01/2009, Optional 12/01/2006 @ 100.00, FGIC		Aaa/AAA	250,000	262,400
5.50%. 12/01/2016, Prerefunded 12/01/2006 @ 101.00, FGIC		Aaa/AAA	550,000	584,017
4.75%. 12/01/2017, Prerefunded 12/01/2014 @ 100.00, FGIC		Aaa/AAA	1,000,000	1,067,470
Arapahoe County School District 1:
5.25%, 12/01/2013, Optional 12/01/2008 @ 100.00, FSA		Aaa/AAA	500,000	543,235
5.25%, 12/01/2014, Optional 12/01/2008 @ 100.00, FSA		Aaa/AAA	500,000	543,235
Arapahoe County School District 5:
4.00%, 12/15/2022, Optional 12/15/2014 @ 100.00, FSA (3)		Aaa/AAA	500,000	485,700
4.125%, 12/15/2022		Aa2/AA	100,000	98,692
Basalt & Rural Fire Protection District,
Eagle & Pitkin Counties:
5.20%, 12/01/2015, Prerefunded 12/01/2006 @ 100.00, AMBAC		Aaa/AAA	95,000	99,481
5.20%, 12/01/2015, Optional 12/01/2006 @ 100.00, AMBAC		Aaa/AAA	5,000	5,212
Basalt Colorado Sanitation District,
5.00%, 12/01/2018, Optional 12/01/2011, @ 100.00, AMBAC		AAA/NR	125,000	132,925

Boulder County Open Space Open Space Cap Impt Tr Fd,
5.40%, 08/15/2015, Optional 08/15/2010 @ 100.00	AA1/AA+	500,000	546,495
Boulder & Gilpin Counties,
Boulder Valley School District Re-2:
5.00%, 12/01/2011, Optional 12/01/2008
@ 100.00, FGIC	Aaa/AAA	1,000,000	1,064,490
5.125%, 12/01/2017, Optional 12/01/2009 @ 100.00	Aa3/AA	300,000	320,313
Carbondale & Rural Fire Protection District,
Garfield, Gunnison & Pitkin Counties,
5.20%, 12/01/2010, Optional 12/01/2004
@ 101.00, AMBAC	Aaa/AAA	100,000	101,722
Chaffee County School District R-31,
5.10%, 12/01/2009, Prerefunded 12/01/2006
@ 100.00, FSA	Aaa/AAA	150,000	156,820
Chaffee & Fremont Counties
School District R-32J,
5.00%, 12/01/2012, Optional
12/01/2007 @ 100.00, FSA	NR/AAA	425,000	451,601
City & County of Denver
Board Water Commissioners,
5.50%, 10/01/2011	Aa1/AA+	250,000	281,488
City & County of Denver
5.00%, 08/01/2014, Optional 08/01/2010 @ 100.00	Aa1/AA+	100,000	106,977
City & County of Denver Water Series A
4.75%, 12/1/2017, Optional 06/01/2013 @ 100.00, FSA	Aaa/AAA	500,000	525,730
City & County of Denver Series C
5.00%, 12/1/2017, Optional 12/01/2014 @ 100.00, FGIC	Aaa/AAA	500,000	545,900
Clear Creek County School District Re-1:
5.30%, 12/01/2010, Optional 12/01/2005 @ 100.00, MBIA	NR/AAA	300,000	306,594
5.40%, 12/01/2011, Optional 12/01/2005 @ 100.00, MBIA	NR/AAA	250,000	255,677
4.30%, 12/01/2013	NR/AAA	125,000	130,949
Douglas & Elbert Counties
School District Re-1:
5.25%, 12/15/2016, Optional
12/15/2011 @ 100.00, MBIA	Aaa/AAA	500,000	558,800
5.25%, 12/15/2017, Optional 12/15/2011 @ 100.00, MBIA	Aaa/AAA	1,000,000	1,117,600
Eagle, Garfield & Routt Counties
School District Re-50J,
5.25%, 12/01/2015, Optional
12/01/2009 @ 101.00, FGIC	Aaa/AAA	1,000,000	1,089,820
El Paso County School District 2:
5.25%, 12/01/2012, Optional
12/01/2010 @ 100.00, MBIA	Aaa/AAA	250,000	274,105
5.00%, 12/01/2023, Optional
12/01/2012 @ 100.00, MBIA	Aaa/NR	250,000	263,090
El Paso County School District 12,
5.00%, 09/15/2013, Optional 09/15/2012 @ 100.00	Aa1/NR	1,000,000	1,090,960
El Paso County School District 20,
5.70%, 12/15/2006, FGIC, Escrowed to Maturity	Aaa/AAA	250,000	264,217
El Paso County School District 49:
6.00%, 12/01/2009; Sinking Fund
12/01/2007 @ 100.00, FSA	Aaa/AAA	1,000,000	1,129,330
5.50%, 12/01/2017, Optional 12/01/2011 @ 100.00, FGIC	Aaa/AAA	100,000	110,651
Evergreen Park & Recreation District:
5.10%, 12/01/2014, Optional 06/01/2006 @ 100.00, AMBAC	Aaa/NR	100,000	102,254
5.25%, 12/01/2017, Optional 12/01/2010 @ 100.00, AMBAC	Aaa/NR	115,000	124,823
Garfield County School District RE-2,
4.30%, 12/01/2015, Optional 12/01/2012 @ 100.00, FSA	Aaa/NR	125,000	129,408
Garfield, Pitkin & Eagle Counties
Roaring Fork School District Re-1:
5.125%, 12/15/2010, Optional
12/15/2005 @ 102.00, MBIA	Aaa/AAA	500,000	521,795
5.00%, 12/15/2020, Optional
12/15/2014 @ 100.00, FSA	Aaa/AAA	500,000	538,445
Grand County, East Grand School District 2,
5.00%, 12/01/2017, Optional 12/01/2008 @
101.00, AMBAC	Aaa/AAA	500,000	542,400
Hyland Hills Park and Recreation District,
5.375%, 12/15/2022, Optional 12/15/2012 @ 100.00, AMBAC	Aaa/AAA	250,000	273,130
Jefferson County School
District R-1:
5.25%, 12/15/2011, Optional
12/15/2008 @101.00, FGIC	Aaa/AAA	750,000	822,248
5.50%, 12/15/2014, Prerefunded 12/15/2008 @ 101.00, FGIC	Aaa/AAA	525,000	580,251
5.00%, 12/15/2018, Prerefunded 12/15/2014 @ 100.00, FGIC	Aaa/AAA	800,000	868,920
5.00%, 12/15/2024, Prerefunded 12/15/2014 @ 100.00, FSA	Aaa/AAA	600,000	637,650
La Plata County School District 9-R,
5.25%, 11/01/2020, Optional 11/01/2012 @ 100.00, MBIA	Aaa/NR	125,000	135,731
Larimer County, Poudre School District R-1:
5.50%, 12/15/2008	Aa3/AA-	500,000	545,305
5.00%, 12/15/2016, Optional 12/15/2008 @ 100.00, FSA	Aaa/AAA	700,000	744,016
6.00%, 12/15/2017, Optional 12/15/2010 @ 100.00, FGIC	Aaa/AAA	1,000,000	1,149,550
Larimer, Weld, & Boulder Counties,
Thompson School District R2-J:
5.40%, 12/15/2013, Prerefunded
06/15/2007 @ 101.00, FGIC	Aaa/AAA	500,000	536,460
5.45%, 12/15/2016, Prerefunded
06/15/2007 @ 101.00, FGIC	Aaa/AAA	250,000	268,505
Mesa County Valley School District 51:
5.40%, 12/01/2012, Prerefunded 12/01/2006 @ 101.00, MBIA	Aaa/AAA	500,000	530,075
5.00%, 12/01/2022, Prerefunded 12/01/2014 @ 100.00, MBIA	Aaa/NR	300,000	320,994
5.00%, 12/01/2024, Prerefunded 12/01/2014 @ 100.00, MBIA	Aaa/NR	565,000	600,341
Park County Platte Canyon School District 1,
4.30%, 12/01/2010, Optional
12/01/2008 @ 101.00, MBIA	Aaa/AAA	250,000	262,203
Parker Colorado Property Metropolitan District 1,
4.55%, 12/01/2012, Optional 12/01/2010 @ 100.00, AMBAC	Aaa/AAA	175,000	184,478
Pitkin County Open Space Acquisition,
5.25%, 12/01/2018, Optional 12/01/2010 @ 100.00, AMBAC	Aaa/NR	340,000	364,844

Pitkin County School District No. 001,
5.00%, 12/01/2020, Optional 12/01/2011 @ 100.00, FGIC	Aaa/AAA	150,000	158,418
Pueblo County School District 70:
5.00%, 12/01/2011, Optional 12/01/2007
@ 100.00, AMBAC	Aaa/AAA	225,000	237,429
5.00%, 12/01/2015, Optional 12/01/2011 @ 100.00, FGIC	Aaa/AAA	165,000	177,792
Pueblo, Pueblo County Limited Tax:
5.80%, 06/01/2011, Optional
06/01/2006 @ 100.00, MBIA	Aaa/AAA	200,000	207,802
6.00%, 06/01/2016, Optional
06/01/2006 @ 100.00, MBIA	Aaa/AAA	250,000	260,363
Rio Grande County School District C-8,
5.35%, 11/15/2011, Optional 11/15/2005 @ 100.00, FSA	NR/AAA	150,000	153,174
Routt County School District Re-2:
5.05%, 12/01/2013, Prerefunded 12/01/2007
@ 100.00, MBIA	Aaa/AAA	250,000	265,975
San Miguel & Montrose Counties,
School District R-2J,
5.00%, 12/01/2012, Optional
12/01/2007 @ 100.00, MBIA	NR/AAA	100,000	106,259
San Miguel County School District R-1:
5.20%, 12/01/2006, Optional
12/01/2005 @ 100.00, MBIA	Aaa/AAA	250,000	261,268
5.50%, 12/01/2012, Optional
12/01/2005 @ 101.00, MBIA	Aaa/AAA	250,000	258,130
South Suburban Park and Recreation District,
Arapahoe, Douglas & Jefferson Counties,
5.00%, 12/15/2012, Optional 12/15/2008 @ 100.00,
FGIC	Aaa/AAA	250,000	266,363
Thornton, Adams County, Water:
4.00%, 12/01/2011, FSA	Aaa/AAA	300,000	311,490
5.15%, 12/01/2007, FSA	Aaa/AAA	500,000	532,035
Upper San Juan Hospital District, Archuleta,
Hinsdale & Mineral Counties,
4.65%, 11/01/2013, Optional 11/01/2007 @ 100.00, MBIA	NR/AAA	115,000	117,476
Weld County School District Re-3,
5.00%, 12/15/2021, Optional 12/15/2014 @ 100.00, FSA	Aaa/NR	200,000	214,208
Weld County School District Re-4:
5.30%, 12/01/2010, Prerefunded
12/01/2006 @ 100.00, MBIA	Aaa/AAA	150,000	157,331
5.00%, 12/01/2012, Optional 12/01/2011 @ 100.00, MBIA	Aaa/NR	750,000	817,028
5.45%, 12/01/2016, Prerefunded 12/01/2006 @ 100.00, MBIA	Aaa/AAA	500,000	525,705
Wray Community Hospital District, Yuma County,
5.00%, 10/15/2011, Optional 10/15/2004 @ 101.00,
AMBAC	NR/AAA	250,000	253,513

Total General Obligation Bonds
(Cost $32,873,004)			34,264,427

Revenue Bonds	34.86%
Special Tax	20.22%
Aspen Colorado Sales Tax,
5.00%, 11/01/2010, Optional 11/01/2009 @ 100.00		NR/A	120,000	127,250
Arapahoe County Highway E-470,
5.15%, 08/31/2005, Escrowed to Maturity, MBIA		Aaa/AAA	250,000	253,817
Arvada Sales & Use Tax Revenue,
5.10%, 12/01/2015, Optional 12/01/2008 @ 100.00, FGIC		Aaa/AAA	100,000	106,759
Boulder County Open Space Open Space Cap Impt Tr Fd:
5.10%, 06/15/2008, Optional 06/15/2007 @ 100.00		NR/AA-	200,000	208,456
4.00%, 07/15/2014, Optional 07/15/2012 @ 100.00, MBIA		Aaa\AAA	100,000	102,110
Boulder County Sales & Use Tax,
5.15%, 08/15/2013, Optional 08/15/2009 @ 100.00, AMBAC		Aaa/AAA	100,000	107,768
Broomfield Sales & Use Tax,
5.20%, 12/01/2017, Optional 12/01/2012 @ 100.00, AMBAC		Aaa/NR	500,000	546,200
Castle Rock, Douglas County
Sales & Use Tax,
5.25%, 06/01/2006, FSA		Aaa/AAA	200,000	206,714
City and County of Denver Airport Series A Revenue,
5.75%, 11/15/2016, Optional 11/15/2006 @ 101.00, MBIA		Aaa/AAA	300,000	317,853
Colorado Department of Transportaion:
4.20%, 06/15/2009, MBIA		Aaa/AAA	225,000	235,768
5.70%, 06/15/2015, Prerefunded 06/15/2010 @ 100.50, AMBAC		Aaa/AAA	250,000	282,242
Colorado Educational & Cultural Facilities Authority:
5.00%, 09/01/2015, Optional 09/01/2011 @ 100.00, AMBAC		Aaa/NR	100,000	107,504
6.00% 12/1/2016, Optional 12/01/2010 @ 100.00, RADIAN		NR/AA	125,000	140,435
5.00%, 06/01/2020, Optional 06/01/2011 @ 100.00, AMBAC		Aaa/AAA	200,000	210,492
5.00%, 12/01/2021, Optional 12/01/2011 @ 100.00, AMBAC		Aaa/NR	150,000	157,785
Colorado Health Facilities Authority,
Poudre Valley Health, Series A,
5.625%, 12/01/2019, Optional 12/01/2009@ 101.00, FSA		Aaa/NR	500,000	547,300
Colorado School of Mines Auxilary Facility Revenue Enterprise:
5.25%, 12/01/2020, Optional 12/01/2012 @ 100.00, AMBAC		Aaa/AAA	505,000	548,753
5.00%, 12/01/2030, Optional 12/01/2009 @ 100.00, AMBAC		Aaa/AAA	100,000	103,099
Colorado Water Reservior & Power Development Authority:
5.25%, 09/01/2007		Aaa/AAA	250,000	265,590
5.40%, 09/01/2011, Optional 09/01/2010 @ 100.00		Aaa/AAA	75,000	83,213
5.00%, 09/01/2026, Optional 09/01/2014 @ 100.00MBIA		Aaa/AAA	500,000	526,250
Denver City & County Excise Tax:
5.25%, 09/01/2008, FSA		Aaa/AAA	500,000	541,030
5.00%, 11/01/2010, FSA		Aaa/AAA	500,000	545,970
Douglas County Sales & Use Tax Open Space:
5.25%, 10/15/2007, Optional 10/15/2006 @ 100.00, MBIA		Aaa/AAA	300,000	312,546
6.00%, 10/15/2009, FSA		Aaa/AAA	500,000	563,050
Durango Colorado Sales & Use Tax,
5.50%, 12/01/2016, Optional 12/01/2009 @ 100.00, FGIC		Aaa/AAA	200,000	219,442
Greeley, Weld County Sales & Use Tax:
4.80%, 10/01/2015, Optional 10/01/2008 @ 100.00, MBIA		Aaa/AAA	250,000	258,535
5.15%, 10/01/2015, Optional 10/01/2010 @ 100.00, MBIA		Aaa/AAA	500,000	536,485
Ignacio, La Plata County Sales Tax,
4.75%, 12/01/2009, AMBAC		NR/AAA	150,000	161,178
Jefferson County Open Space Sales & Use Tax:
5.00%, 11/01/2012, Optional 11/01/2009 @ 100.00, FGIC		Aaa/AAA	500,000	537,540
4.00%, 11/01/2017, Optional 11/01/2014 @ 100.00, AMBAC		Aaa/AAA	500,000	503,170
5.00%, 11/01/2019, Optional 11/01/2009 @ 100.00, FGIC		Aaa/AAA	100,000	105,164
4.125%, 11/01/2021, Optional 11/01/2014 @ 100.00, AMBAC		Aaa/AAA	210,000	209,114
Longmont, Boulder County Sales & Use Tax,
5.50%, 11/15/2015, Optional 11/15/2010 @ 100.00		NR/AA	300,000	331,398
Montrose, Montrose County General Fund Excise Tax Revenue,
5.00%, 12/01/2017, Optional 12/01/2008 @ 100.00, AMBAC		NR/AAA	150,000	158,580
Pitkin County Colorado Sales & Use Tax,
4.00%, 12/01/2011, FSA		Aaa/AAA	125,000	129,788
Regional Transportation District Sales Tax,
5.00%, 11/01/2015, Optional @ 11/01/2010 @ 101.00, FGIC		Aaa/AAA	100,000	107,446
Thornton, Adams County Sales & Use Tax,
Open Space & Parks,
5.25%, 09/01/2016, Optional 09/01/2011 @ 100.00, FSA		Aaa/AAA	500,000	543,475
University of Colorado Hospital Autority,
5.00%, 11/15/2009, Optional 11/15/2007 @ 102.00, AMBAC		Aaa/NR	220,000	238,682
University of Colorado Enterprise Systems Revenue Series A,
5.10%, 06/01/2016, Optional 06/01/2011 @ 100.00		Aa3/AA-	150,000	161,172
University of Colorado Enterprise Systems Revenue Series B,
5.00%, 06/01/2024,Optional 06/01/2013 @ 100.00, FGIC		Aaa/AAA	150,000	157,640
University of Northern Colorado Auxiliary Facilities,
5.00%, 06/01/2016, Optional 06/01/2011@ 100.00, AMBAC		Aaa/AAA	500,000	533,620
Westminster Sales & Use Tax,
5.00%, 12/01/2014, Optional 12/01/2011@ 100.00		NR/AA	220,000	238,011
Westminster Colorado Special Purpose Sales & Use Tax Post Project, Series B,
5.125%, 12/01/2016, Optional 12/01/2007 @ 101.00, FGIC		Aaa/AAA	100,000	106,257
				12,384,651
Other	0.54%
Boulder County, (Atmospheric Research)
4.00%, 09/01/2015, Optional 09/01/2013 @ 100.00, AMBAC		Aaa/AAA	120,000	121,990
Boulder County, (Atmospheric Research)
5.00%, 09/01/2022,Optional 09/01/2011 @ 100.00, MBIA		Aaa/AAA	200,000	209,824
				331,814

Utility	14.10%
Adams County Pollution Control, MBIA
5.625%, 04/01/2008		Aaa/AAA	175,000	175,558
Boulder, Boulder County, Water & Sewer:
5.75%, 12/01/2006, Optional
12/01/2004 @ 100.00		Aa2/AA+	75,000	75,325
5.50%, 12/01/2011, Optional 12/01/2006 @ 100.00		Aa2/AA+	500,000	524,115
5.30%, 12/01/2012, Optional 12/01/2010 @ 100.00		Aa2/AA+	125,000	137,087
Broomfield Water Activity Enterprise:
5.00%, 12/01/2015, Optional 12/01/2012 @ 100.00, MBIA		Aaa/NR	350,000	379,396
5.50%, 12/01/2018, Optional 12/01/2010 @ 101.00, MBIA		Aaa/NR	500,000	552,125
4.75%, 12/01/2022, Optional 12/01/2012 @ 100.00, MBIA		AAA/NR	125,000	129,246
Colorado Springs, El Paso
County Utilities Systems,
5.75%, 11/15/2010, Optional
11/15/2006 @ 100.00		Aa2/AA	250,000	262,875
Colorado Water Resources & Power Development Authority,
Clean Water,
5.40%, 09/01/2011, Optional 09/01/2010 @ 100.00		Aaa/AAA	425,000	473,582
Colorado Water Resources & Power Development Authority,
Drinking Water,
5.00%, 09/01/2017, Optional 09/01/2012 @ 100.00		Aaa/AAA	500,000	536,450
Colorado Water Resources & Power Development Authority,
Small Water Resources,
5.70%, 11/01/2015, Optional 11/01/2010 @ 100.00, FGIC		Aaa/AAA	500,000	560,110
Fort Collins, Larimer County
Colorado Stormwater Utilities,
4.875%, 12/01/2020, Optional 12/01/2012 @ 100.00, AMBAC		Aaa/AAA	250,000	262,900
Fort Collins, Larimer County
Wastewater Utility Enterprise, Sewer,
5.375%, 12/01/2009,
Optional 12/01/2005 @ 100.00, FGIC		Aaa/AAA	250,000	255,445
Fort Collins, Larimer County
Water Utility Enterprise,
4.25%, 12/01/2009, Optional
12/01/2008 @ 100.00, FSA		Aaa/AAA	500,000	521,060
Fountian Valley Authority, Water Treatment,
5.20%, 12/01/2007, Optional 06/01/2006 @ 100.00		Aa2/AA	400,000	412,388
Golden Colorado Water & Waste Treatment,
4.95%, 11/15/2022, Optional 11/15/2013 @ 100.00, FSA		Aaa/NR	150,000	157,784
Greeley Colorado Water,
4.00%, 08/01/2019, Optional 08/01/2014 @ 100.00, AMBAC		Aaa/AAA	250,000	249,180
Little Thompson Water District, Larimer, Weld, & Boulder Counties,
5.50%, 12/01/2011, Optional 12/01/2005 @ 101.00, MBIA		Aaa/AAA	500,000	517,285
5.80%, 12/01/2018, Prerefunded 12/01/2010 @ 100.00 MBIA		Aaa/NR	150,000	168,800
Montrose Colorado Water & Sewer Revenue,
4.75%, 10/01/2016, Optional 10/01/2014 @ 100.00, XLCA		Aaa/AAA	1,000,000	1,063,640
Municipal Subdistrict, Northern Colorado Water Conservancy District,
5.25%, 12/01/2015, Optional 12/01/2007 @ 101.00, AMBAC		Aaa/AAA	250,000	267,828
Pleasant View Colorado Water and Sanitation District,
4.35%, 12/01/2013, Optional 12/01/2010 @ 101.00, MBIA		Aaa/AAA	125,000	130,640
Pueblo Colorado Board Waterworks,
5.25%, 11/01/2009, FSA		Aaa/AAA	120,000	131,384
Pueblo County Pollution Control, Pub. Svc.of Colo. Project
5.10%, 01/01/2019, Optional 01/01/2009 @ 102.00, AMBAC		Aaa/AAA	150,000	160,782
Thornton Colorado Water Enterprise,
5.00%, 12/01/2021, Optional 12/01/2014 @ 100.00, MBIA		Aaa/AAA	500,000	535,405

				8,640,390
Total Revenue Bonds
(Cost $20,364,948)				21,356,855

Mutual Funds	1.77%
Dreyfus Municipal Money Market Fund			1,082,421	1,082,421

Total Mutual Funds
(Cost $1,082,421)				1,082,421

Total Investments
(Cost $56,799,410)			96.81%	$59,305,049
Other Assets in Excess
of Liabilities			3.19%	1,956,104
Net Assets			100.00%	$61,261,153

Legend to Statements of Investments

* Less than (.005%)
** Non-income producing security.

 (1) Security exempt from registration under Rule 144A of the Securities Act of 1933.
     These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  See Note 3 to the Notes to
      Statements of Investments.

(2) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(3) When - Issued Security. Cash equivalents are segregated equal to the purchase price.
(4) The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.
(5) Income is not being accrued on this security due to the issuer's default or expected default on interest payments.
(6) This security has been valued at its fair value determined in good faith by or under the direction of the Board of Trustees.
(7) This security is considered illiquid by the investment adviser. See Note 3 to the Notes to Statements of Investments.

 (8) This security represents a junior tranche whereby the holder is entitled to all residual interest, if any, which can vary. The rate listed is the investment adviser's estimated rate of residual interest as of the reporting date.

1. Significant Accounting Policies
Westcore Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-ended management investment company. Interests in the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the "Funds") are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation - All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange ("NYSE"), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded.  Securities that are principally traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are generally valued at the NASDAQ Official Closing Price ("NOCP").  Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time.  In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ National Market or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded.  In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the mean between the "evaluated" bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, for which there are no readily available market quotations or sales information are valued at the "evaluated" bid price formulated by an independent pricing service.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, such as company specific announcements, significant market volatility, natural disasters, armed conflicts and significant governmental actions occurring after the relevant foreign market has closed but prior to the Fund's valuation time, securities of the Fund may be valued at fair value determined in good faith by or under the direction of the Board of Trustees. With respect to significant market volatility, the Funds utilize relevant benchmarks and have established thresholds which trigger the use of fair valuation measures provided by an independent pricing service. As of February 28, 2005, securities which have been fair valued represented 0.00%, 2.12%, 8.67% and 8.71% of the net assets of Westcore International Frontier, Westcore Small-Cap Opportunity, Westcore Flexible Income and Westcore Plus Bond Funds, respectively.

Foreign Securities - All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Funds' Statements of Operations.

As of February 28, 2005, the International Frontier Fund had outstanding foreign currency contracts as follows:

			Unrealized
	Expiration	Contract	Appreciation/
Contract Description	Date	Amount	(Depreciation)
Contracts to Purchase
Singapore Dollar (SGD)	03/01/05	13,690 (SGD)	$43
Singapore Dollar (SGD)	03/02/05	13,686 (SGD)	$42
Singapore Dollar (SGD)	03/03/05	139,484 (SGD)	$13

Distributions - Distributions of net investment income, if any, are generally made annually for the Westcore MIDCO Growth, Westcore Growth, Westcore Select, Westcore International Frontier, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity and Westcore Small-Cap Value Funds and monthly for the Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds. Distributions of net realized capital gains, if any, are declared at least once each year for each of the Funds. Distributions to shareholders are recorded on the ex-dividend date.

Securities Lending - The Westcore Funds may loan securities to certain brokers who pay the Funds negotiated lenders' fees. These fees, net of associated costs, are included in other income. The Funds receive U.S. Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The Funds did not loan securities during the quarterly period ended February 28, 2005.

Allocation of Income, Expenses and Gains and Losses - Trust expenses which are not series specific are allocated to each series based upon its relative proportion of net assets and/or open accounts to the Trust's totals.

When-Issued Securities - Each Fund may purchase or sell securities on a "when issued" or "forward commitment" basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as "when-issued" or "forward commitment" transactions.

Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.

2. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

Westcore Equity Funds

	Westcore	Westcore
	MIDCO	Growth
	Growth Fund	Fund
As of February 28, 2005
Gross appreciation (excess of value over tax cost)	$ 39,004,554	$ 11,442,054
Gross depreciation (excess of tax cost over value)	(6,707,637)	(3,069,348)
Net unrealized appreciation/(depreciation)	$ 32,296,917	$ 8,372,706
Cost of investments for income tax purposes	$ 167,436,844	$ 135,923,267

	Westcore	Westcore
	Select	International
	Fund	Frontier Fund
As of February 28, 2005
Gross appreciation (excess of value over tax cost)	$ 1,615,211	$ 5,701,048
Gross depreciation (excess of tax cost over value)	(219,810)	(1,334,385)
Net unrealized depreciation	$ 1,395,401	$ 4,366,663
Cost of investments for income tax purposes	$ 7,888,692	$ 18,088,816

	Westcore	Westcore
	Blue Chip	Mid-Cap
	Fund	Value Fund
As of February 28, 2005
Gross appreciation (excess of value over tax cost)	$10,899,907	$4,800,758
Gross depreciation (excess of tax cost over value)	(844,548)	(81,197)
Net unrealized depreciation	$10,055,359	$ 4,719,561
Cost of investments for income tax purposes	$51,146,859	$22,809,621

	Westcore	Westcore
	Small-Cap	Small-Cap
	Opportunity Fund	Value Fund
As of February 28, 2005
Gross appreciation (excess of value over tax cost)	$ 3,515,442	$ 239,137
Gross depreciation (excess of tax cost over value)	(707,599)	(163,149)
Net unrealized depreciation	$ 2,807,843	$ 75,988
Cost of investments for income tax purposes	$ 16,867,541	$ 5,640,986

Westcore Bond Funds

	Westcore	Westcore	Westcore
	Flexible	Plus Bond	Colorado
	Income Fund	Fund	Tax-Exempt Fund
As of February 28, 2005
Gross appreciation (excess of value over tax cost)	$ 6,447,576	$ 3,888,499	$ 2,645,349
Gross depreciation (excess of tax cost over value)	(2,728,543)	(2,040,141)	(140,209)
Net unrealized appreciation/(depreciation)	$ 3,719,033	$ 1,848,358	$ 2,505,140
Cost of investments for income tax purposes	$ 145,397,532	$ 186,096,098	$ 56,799,910

3. Illiquid or Restricted Securities
As of February 28, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market. The Funds intend to invest no more than 15% of their net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation if the Funds' adviser, under supervision of the Board of Trustees, determines that a liquid trading market exists. The aggregate value of illiquid or restricted securities subject to this limitation as of February 28, 2005 for the Westcore International Frontier Fund, Westcore Small-Cap Opportunity, Westcore Flexible Income and Westcore Plus Bond Funds was $0, $420,000, $14,080,140 and $17,175,536, respectively, which represents 0.00%, 2.12%, 9.30% and 9.04% of the Funds' net assets, respectively, as detailed below.

ILLIQUID SECURITIES as of February 28, 2005

WESTCORE INTERNATIONAL FRONTIER FUND
	PRINCIPAL
	AMOUNT/	ACQUISITION
DESCRIPTION	SHARES	DATE	COST	MARKET VALUE
Ion Ltd. (Australia)	47,300	07/01/04	$60,199	$0
	66,700	06/30/04	$81,077	$0
	25,000	06/22/04	$29,609	$0
	50,800	06/16/03	$68,906	$0
	29,600	04/24/03	$38,508	$0
	50,000	06/21/04	$57,816	$0
	20,800	06/13/03	$28,077	$0
	19,000	04/22/03	$23,590	$0
	42,164	01/22/03	$55,840	$0
	53,600	01/09/03	$69,669	$0
	22,600	04/23/03	$28,352	$0

Total			$26,845,818	$0

Total Net Assets				$22,454,342

Illiquid or Restricted Securities as % of Total Net Assets				0.00%

WESTCORE SMALL-CAP OPPORTUNITY FUND
	PRINCIPAL
	AMOUNT/	ACQUISITION
DESCRIPTION	SHARES	DATE	COST	MARKET VALUE
KKR Financial Corp.	40,000	08/05/04	$400,000	$420,000

Total Net Assets				$19,803,750

Illiquid or Restricted Securities as % of Total Net Assets				2.12%

WESTCORE FLEXIBLE INCOME FUND
	PRINCIPAL
	AMOUNT/	ACQUISITION
DESCRIPTION	SHARES	DATE	COST	MARKET VALUE

ACE Securities Corp., 2004-IN1, Class B,	300,000	05/21/04	$235,788	$243,913
6.216%, 02/25/2014
Advanced Micro Devices, Inc. 7.75%, 05/01/2012	1,500,000	10/22/04	$1,500,000	$1,537,500
Anthracite CDO, Ltd., Series 2004-1A, Class G,	500,000	03/16/04	$500,000	$500,000
5.666%, 12/24/2014
Crest Ltd. Exeter Street Solar 2004-1A, Class E1,	498,102	04/08/04	$498,102	$498,102
6.87%, 06/28/2039
Crest Ltd., Series 2003-1A, Class PS 8.50%,	200,000	08/28/12	$107,080	$105,920
08/28/2012
Crest Ltd., Series 2003-2A, Class E1 8.17%,	250,000	12/18/03	$250,000	$250,000
12/28/2013
Crest Ltd., Series 2003-2A, Class PS, 6.00%	413,450	12/18/03	$215,215	$199,986
12/28/2013
Crest Ltd., Series 2004-1A, Class PS, 14.75%	1,064,633	10/22/04	$500,030	$499,999
12/28/2013
Crest Ltd., Series 2004-1A, Class H2, 7.334%,	300,000	10/22/04	$285,920	$285,714
12/28/2013
Crest Ltd., Series 2004-1A, Fairfield Street Solar,	1,087,500	11/24/04	$1,087,500	$1,087,500
Class F1, 7.755%, 12/28/2014
Denali Capital CLO III Ltd., Series 3A, Class	250,000	06/26/03	$242,619	$241,125
B2L, 10.92%, 08/21/2015
Enron Corp., 6.75%, 07/01/2005	150,000	05/28/02	$750	$0
Enron Corp., 8.25%, 09/15/2012:	25,000	11/01/01	$17,000	$0
	2,000,000	11/29/01	$97,125	$0
First Republic Capital Trust II, Series B, 8.75%	20,000	01/30/04	$530,000	$501,250
I-Preferred Term Securities I Ltd., Subordinate	100,000	12/04/02	$100,000	$92,505
Income Notes, 22.00%, 12/04/2012
KKR Financial Corp.	55,000	08/05/04	$550,000	$577,500
MM Community Funding II Ltd., Series 2 I,	500,000	03/12/04	$475,692	$475,000
21.28%, 12/15/2011
N-Star Real Estate CDO Ltd., Series 2004-2A,	500,000	06/16/04	$468,475	$468,183
Class C2B, 6.591%, 06/28/2039
Preferred CPO Ltd., Class B, 10.026%,	500,000	06/15/04	$525,000	$560,000
07/26/2030:	600,000	02/07/05	$680,250	$672,000
Preferred Term Securities VI Ltd., Subordinate	100,000	06/26/02	$100,000	$79,025
Income Notes, 24.569%, 07/03/2012
Preferred Term Securities X Ltd., Subordinate	150,000	06/16/03	$150,000	$149,288
Income Notes, 19.00%, 07/03/2013
Preferred Term Securities XI Ltd., Subordinate	150,000	06/16/03	$150,000	$151,537
Income Notes, 19.00%, 10/03/2013
Preferred Term Securities XII Ltd., Subordinate	500,000	12/09/03	$525,000	$514,000
Income Notes, 19.00%, 12/24/2013:	250,000	01/07/05	$250,000	$257,094
Preferred Term Securities XIII Ltd., Subordinate	500,000	03/09/04	$500,000	$522,810
Income Notes, 18.00%, 03/24/2014:	400,000	01/31/05	$424,000	$418,253
Preferred Term Securities XIV Ltd., Subordinate	500,000	06/09/04	$500,000	$520,125
Income Notes, 17.50%, 06/24/2014
Regional Diversified Funding, Series 2004-1A,	500,000	02/13/04	$475,940	$475,000
16.849%, 02/15/2014
RIVER North CDO ltd., Series 2005-1A, 12.50%,	600,000	12/22/04	$600,000	$600,000
02/06/2040
TIAA Real Estate CDO Ltd., Series 2003-1A,	250,000	10/16/03	$250,000	$250,000
Class PS, 16.00%, 09/30/2013
Times Square Hotel Trust, 8.528%, 08/01/2026	95,171	08/09/01	$95,171	$109,310
Tricadia, Series 2003-1, Class PS, 17.575%, 12/15/2013	250,000	01/14/04	$238,134	$237,500
Tricadia, Series 2004-2A, 6.66%, 12/23/2019	500,000	10/08/04	$500,000	$500,000
Tropic, Series 2004-1A, Class PS, 16.50%,	500,000	12/02/04	$500,000	$500,000
04/15/2035

Total			$14,124,791	$14,080,139

Total Net Assets				$151,393,159

Illiquid or Restricted Securities as % of Total Net Assets				9.30%

WESTCORE PLUS BOND FUND
	PRINCIPAL
	AMOUNT/	ACQUISITION
DESCRIPTION	SHARES	DATE	COST	MARKET VALUE
ACE Securities Corp., 2004-IN1, Class B,	379,000	05/21/04	$297,879	$308,144
6.216%, 02/25/2014
Advanced Micro Devices, Inc. 7.75%, 05/01/2012	1,000,000	10/22/04	$1,000,093	$1,025,000
Anthracite CDO, Ltd., Series 2004-1A, Class G,	500,000	03/16/04	$500,000	$500,000
5.666%, 12/24/2014
Cox Communications Inc., 5.45%, 12/15/2014	2,250,000	12/10/04	$2,242,074	$2,257,414
Crest Ltd., Series 2003-1A, Class PS 8.50%,	800,000	04/22/03	$428,319	$423,680
08/28/2012
Crest Ltd., Series 2003-2A, Class PS, 6.00%	620,174	12/18/03	$322,822	$299,978
12/28/2013
Crest Ltd., Series 2004-1A, Class H2, 7.334%,	750,000	10/22/04	$714,280	$714,286
12/28/2013
Crest Ltd., Series 2004-1A, Fairfield Street Solar,	1,000,000	11/24/04	$1,000,000	$1,000,000
Class F1, 7.755%, 12/28/2014
Enron Corp., 6.75%, 07/01/2005:	325,000	11/01/01	$214,500	$0
	50,000	06/29/04	$250	$0
Enron Corp., 8.25%, 09/15/2012:	25,000	11/01/01	$125	$0
	100,000	06/29/04	$68,000	$0
I-Preferred Term Securities I Ltd., Subordinate	150,000	12/04/02	$150,000	$138,758
Income Notes, 22.00%, 12/04/2012
M & T Bank, 3.85%, 04/01/2013	401,000	06/29/04	$399,446	$392,899
N-Star Real Estate CDO Ltd., Series 2004-2A,	600,000	06/16/04	$562,170	$561,819
Class C2B, 6.591%, 06/28/2039
Preferred CPO Ltd., Class B, 10.026%,	500,000	06/15/04	$525,000	$560,000
07/26/2030:	500,000	02/27/05	$566,875	$560,000
Preferred Term Securities VI Ltd., Subordinate	250,000	06/26/02	$250,000	$197,563
Income Notes, 24.569%, 07/03/2012
Preferred Term Securities X Ltd., Subordinate	350,000	06/16/03	$350,000	$348,338
Income Notes, 19.00%, 07/03/2013
Preferred Term Securities XI Ltd., Subordinate	350,000	06/16/03	$350,000	$353,589
Income Notes, 19.00%, 10/03/2013
Preferred Term Securities XII Ltd., Subordinate	250,000	12/09/03	$250,000	$257,031
Income Notes, 19.00%, 12/24/2013:	250,000	01/07/05	$262,500	$257,032
Preferred Term Securities XIII Ltd., Subordinate	500,000	03/09/04	$500,000	$522,813
Income Notes, 18.00%, 03/24/2014
Preferred Term Securities XIV Ltd., Subordinate	500,000	06/09/04	$500,000	$520,125
Income Notes, 17.50%, 06/24/2014
Regional Diversified Funding, Series 2004-1A,	500,000	02/13/04	$475,940	$475,000
16.849%, 02/15/2014
RIVER North CDO ltd., Series 2005-1A, 12.50%,	800,000	12/22/04	$800,000	$800,000
02/06/2040
Strats-Daimler Chrysler CPI Notes,	1,750,000	12/27/04	$1,750,000	$1,750,000
5.00%, 11/15/2013
Strats-FHLB, 4.50%, 08/15/2019	1,500,000	02/04/05	$1,500,000	$1,500,000
TIAA Real Estate CDO Ltd., Series 2003-1A,	250,000	11/06/03	$250,000	$250,000
Class PS, 16.00%, 09/30/2013
Times Square Hotel Trust, 8.528%, 08/01/2026	404,478	08/09/01	$404,478	$464,567
Tricadia, Series 2003-1, Class PS, 17.575%, 12/15/2013	250,000	01/14/04	$238,137	$237,500
Tricadia, Series 2004-2A, 6.66%, 12/23/2019	500,000	10/08/04	$500,000	$500,000

Total			$17,372,888	$17,175,536

Total Net Assets				$189,986,060

Illiquid or Restricted Securities as % of Total Net Assets				9.04%

Item 2 - Controls and Procedures.

(a)        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By: /s/ Todger Anderson Todger Anderson Principal Executive Officer and President

Date: April 29, 2005

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Todger Anderson Todger Anderson Principal Executive Officer and President

Date: April 29, 2005

By: /s/ Jasper R. Frontz Jasper R. Frontz Principal Financial Officer and Treasurer

Date: April 29, 2005